UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21474
Oppenheimer Limited Term California Municipal Fund
(Exact name of registrant as specified in charter)
6803 South Tucson Way, Centennial, Colorado 80112-3924
(Address of principal executive offices) (Zip code)
Robert G. Zack, Esq.
OppenheimerFunds, Inc.
Two World Financial Center, New York, New York 10281-1008
(Name and address of agent for service)
Registrant’s telephone number, including area code: (303) 768-3200
Date of fiscal year end:  July 31
Date of reporting period:  07/31/2008

Item 1.  Reports to Stockholders.

July 31, 2008

Oppenheimer

Limited Term California Municipal Fund

Management Commentaries and Annual Report

MANAGEMENT COMMENTARIES

Market Recap and Outlook

Listing of Top Holdings

ANNUAL REPORT

Fund Performance Discussion

Listing of Investments

Financial Statements

OppenheimerFunds®
The Right Way to Invest

July 31, 2008
Oppenheimer Management
Limited Term California Commentaries
Municipal Fund and
Annual Report
M A N A G E M E N T C O M M E N TA R I E S
Market Recap and Outlook Listing of Top Holdings
A N N U A L R E P O RT
Fund Performance Discussion Listing of Investments Financial Statements
“After 25 years in the business of municipal fund management, I still don’t pretend to have seen it all. But, allowing tax-free yields to compound over time has clearly been a winning strategy for shareholders.”
— Ronald H. Fielding, Chief Strategist, Senior Vice President and Senior Portfolio Manager, OppenheimerFunds/Rochester

TOP HOLDINGS AND ALLOCATIONS

Top Ten Categories
Tobacco—Master Settlement Agreement	24.1%
Special Tax	10.3
General Obligation	7.9
Single-Family Housing	7.7
Gas Utilities	6.7
Hospital/Health Care	6.1
Water Utilities	5.4
Multifamily Housing	5.3
Municipal Leases	3.9
Sewer Utilities	3.1
Portfolio holdings are subject to change. Percentages are as of July 31, 2008, and are based on the total market value of investments.

Credit Allocation
AAA	44.2%
AA	5.3
A	7.7
BBB	39.2
BB or lower	3.6
Allocations are subject to change. Percentages are as of July 31, 2008, and are dollar-weighted based on the total market value of investments. Market value, the total value of the Fund’s securities, does not include cash. Securities rated by any rating organization are included in the equivalent Standard & Poor’s rating category in the allocation above. The allocation above also includes unrated securities whose ratings have been assigned by the Manager; these unrated securities, currently 18.22% of the Fund’s market value, are deemed comparable in the Manager’s judgment to the rated securities in each category. Credit ratings of AAA, AA, A and BBB and their equivalents denote investment-grade securities.
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FUND PERFORMANCE DISCUSSION
How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund’s performance during its fiscal year ended July 31, 2008, followed by a graphical comparison of the Fund’s performance to an appropriate broad-based market index.
Management’s Discussion of Fund Performance. In a 12-month period marked by significant turbulence in global credit markets and by broad price volatility as investors adjusted their perspectives on risk tolerance, the net asset value (NAV) of Oppenheimer Limited Term California Municipal Fund’s Class A shares fell and the Fund’s total returns were negative. Based on the distribution for the 28-day accrual period ended July 22, 2008, the distribution yield at the end of this reporting period for the Fund’s Class A shares was 4.49% at net asset value.
     Oppenheimer Limited Term California Municipal Fund distributed dividends of 14.45 cents per Class A share this reporting period, including a small amount of ordinary income. The per-share monthly dividend distribution for Class A shares of the Fund was 1.2 cents at the start of this reporting period and was raised to 1.25 cents for the final distribution of this period. No capital gains were distributed this reporting period.
     At the end of this reporting period, the Fund had more than 850 holdings and an average credit quality of A. Despite the broad turmoil in the municipal market, which caused widespread declines in NAVs, default rates on municipal bonds in general and in this Fund in particular continue to be extremely low relative to the default rates on other fixed-income instruments. The default rate on investments in this portfolio remained in line with our expectations, and we remain confident in the long-term structural advantages of the Fund’s investments.
     As the charts on pages 22 to 24 show, the Fund’s total returns were negative this reporting period as investors grew increasingly concerned about risk and widening credit spreads. Credit spread widening is typically more detrimental to the sectors and types of securities the Fund favors than to our Fund’s benchmark.
     At the end of this reporting period, California general obligation bonds were rated A-plus with a stable outlook by Standard & Poor’s, A1 with a stable outlook by Moody’s Investors Service and A-plus by Fitch Ratings. In January 2008, Fitch issued a negative ratings watch for California general obligation bonds. As the state’s general obligation bonds are backed by the full faith and taxing power of the state, we believe that municipal bonds issued by California will continue to represent solid credits for investors seeking high levels of tax-free income.
     In the Municipal Leases sector, which comprised 3.9% of the Fund’s market value on July 31, 2008, one acquisition in particular illustrates how the Fund benefited from its
16 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

entry into the auction rate securities (ARS) market. An ARS is a long-term municipal security with an interest rate that resets at a specific frequency (typically 7 to 35 days) through an auction process. Many municipal auctions failed this reporting period because bidders were in short supply. These auction failures created financial headaches for investors who bought bonds with the assumption that their investments would remain highly liquid, and they also pushed the short-term rates on some bonds into the double digits. Intrigued by the opportunity to purchase high-yielding bonds, we applied our credit research expertise to the municipal auction inventory and identified some highly attractive bonds with resetting rates. For example, in April 2008, the Fund purchased Val Verde, California, Unified School District certificates of participation that offered a 9.25% rate and were insured by XL Capital Assurance Inc.1 These bonds, which represented the fifth largest holding in the portfolio at the end of April, were due to expire March 1, 2036, but were called at par halfway through May. Even so, they helped the Fund deliver high levels of tax-free yield to investors this reporting period. By July 31, 2008, billions of dollars of municipal auction rate securities had been refinanced into lower-yielding credit structures, and the municipal auctions became far less attractive to yield-seeking investors. The Fund’s participation in the municipal auctions, we believe, demonstrates the Rochester investment team’s flexibility and responsiveness to evolving market conditions.
     During this reporting period, which was characterized by credit spread widening, prices fell on our investments in many credit-sensitive sectors. Credit spreads are said to be widening when the yield difference between higher-rated securities and lower-rated ones increases, causing the prices for BBB-rated, lower-rated and unrated securities to fall more or rise less than the prices of securities with higher ratings.
     For example, the Fund continued to maintain sizable holdings in bonds backed by proceeds from the tobacco Master Settlement Agreement (the MSA), the national litigation settlement with U.S. tobacco manufacturers. The Rochester investment team was among the early believers in the structural and yield advantages of these types of bonds, which are backed by state and/or territory proceeds from a national litigation settlement

1.	Certificates of participation (COPs) are financing arrangements in which an individual or Fund buys a share of the lease revenues of an agreement made by a municipal or government entity. In a COP, the bond is not secured by the lease revenues. As of August 4, 2008, name changes were announced for XL Capital Assurance Inc. and its parent, Security Capital Assurance Ltd. The entities’ new names are Syncora Guarantee Inc. and Syncora Holdings Ltd., respectively.
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FUND PERFORMANCE DISCUSSION
with tobacco manufacturers. To date, MSA payments to the states and territories have been in line with projections made at the outset of this landmark agreement.2 At the end of this reporting period, MSA-backed tobacco bonds accounted for nearly one-quarter of Fund investments and comprised the Fund’s largest sector.
     As they faced considerable pricing pressure this reporting period, MSA-backed tobacco bonds underperformed other securities with similar ratings. The following factors, we believe, were significant: a general widening of credit spreads, to which tobacco bonds are inherently more sensitive; an increase in the national supply of MSA bonds, including a record-setting sale by Ohio’s Buckeye Tobacco Settlement Finance Authority; and Standard & Poor’s announcement about changing its assessment of 11 tobacco bonds to negative watch, from negative outlook. Pricing pressure remained persistent even as Fitch Ratings upgraded the ratings of nearly 240 MSA-backed tobacco bonds. As first announced in January 2008, Fitch raised the majority of these bonds to a rating of BBB-plus, the highest rating it gives for these securities. We believe that the price volatility this reporting period was not related to fundamental changes in the credit quality of tobacco bonds. Additionally, we believe the sector should continue to provide attractive, long-term benefits to our yield-seeking investors.
     Further, while industry litigation may create some headline-induced volatility, we continue to believe that the long-term impact of tobacco-related court cases should be negligible. If anything, the latest headlines have been quite favorable. In early April, a three-judge panel in federal appeals court reversed an earlier decision that had granted class-action status to smokers of “light” cigarettes. The panel ruled that individual cases were too distinct from one another to qualify as a “class.” In June, the U.S. Supreme Court announced that it would take a third look at a long-running dispute between the family of a deceased smoker and Philip Morris. Twice before, the Supreme Court has ruled that the punitive damages awarded in Oregon were excessive. The Supreme Court’s recent decision to lower the punitive damages awarded in the Exxon-Valdez case, we believe, bodes well for the tobacco manufacturer. The Philip Morris case is expected to be on the Supreme Court’s fall docket.

2.	Bond investments may be vulnerable to economic and/or legislative events that affect issuers in a particular municipal market sector. Annual payments by MSA-participating manufacturers, for example, hinge on many factors, including annual domestic cigarette shipments, inflation and the relative market share of non-participating manufacturers. While consumption has largely been in line with the assumptions used to structure MSA-backed bonds, future MSA payments could be reduced if consumption were to fall more rapidly than originally forecast.
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     In our experience, interest payments and scheduled payments of principal on the tobacco bonds this Fund holds have always been made in a timely manner, and many bonds have repaid principal earlier than their scheduled final maturity. Our confidence in the long-term benefits these bonds can provide is such that we took advantage of market conditions this reporting period to invest in high-yielding MSA-backed securities.
     During this reporting period, the Fund increased its diverse holdings in “land development bonds (“dirt bonds”), whose proceeds finance the infrastructure requirements of new real estate development. These Special Tax and Special Assessment holdings represented about 13% of the Fund’s market value as of July 31, 2008. The Fund’s holdings represent a diversity of projects, developers and locations as well as projects at different stages of completion. Our credit analysis during this reporting period confirmed our long-standing belief that the fundamentals in these sectors remain intact, despite the recent challenges in the national housing market and some reports of temporary payment interruptions on these types of bonds.
     Carefully researched “dirt bonds,” we believe, can provide significant yield advantages for Fund investors. Interest payments are made using the proceeds from the collected tax or assessment and are on parity with property taxes and senior to any mortgage on the property. Whoever owns the land is responsible for the tax and assessment payments, and these payments have a lien ahead of any mortgage. The value of the land is factored into each bond’s unique structure, and we believe it would be highly unlikely that the value would fall so precipitously and permanently that it would become of no interest to any developer. In our experience, for every financially troubled developer who might have to walk away from a half-built project, there are countless others who are eager to negotiate a better deal with community leaders, resume the work and assume the debt-service obligations.
     Recent news reports about languishing housing developments or bankrupt home-building companies have fostered some concerns about the long-term viability of all sorts of real estate-related investments, and the prices in these two sectors have declined. Despite the recent underperformance of these sectors, we remain confident in the structural and yield advantages of the “dirt bonds” this Fund holds. Our recent investments, in particular, should provide significant benefits to shareholders because they offered very competitive yields at attractive prices. In time, we expect the housing crisis will abate and these high-yielding bonds will command higher prices in the market.
     In addition, the Fund included securities in the single-family and multifamily housing sectors, which constituted 7.7% and 5.3% of the portfolio’s market value, respectively, as of July 31, 2008. The Fund’s single-family housing bonds are high-grade securities that have been issued by state agencies, which continue to abide by conservative lending
19 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND PERFORMANCE DISCUSSION
practices. We believe our multifamily housing bonds represent a good value, because the demand for these types of properties will likely rise as the housing crisis persists. Additionally, the Fund does not invest in the securities created from pools of sub-prime mortgages nor in collateralized debt obligations (CDOs) and thus has no exposure to these credits. The overall credit quality of our housing-sector investments has been unaffected by the developments in the sub-prime mortgage market, but the prices nonetheless fell this reporting period.
     In the reporting period ended July 31, 2008, our in-house credit research team continued to identify yield-enhancing municipal issues in the Commonwealth of Puerto Rico, despite ongoing economic difficulties and political scandals there. As of July 31, 2008, bonds issued by the commonwealth represented 2.4% of the Fund’s invested assets. Most of these investments involve so-called “creatures of the state” that are supported by tax revenues—electric utilities, education, highways—versus investments for project financing. As such, we remain confident in the government’s ability to collect the taxes and make bond payments using tax proceeds. As discussed in the Market Recap and Outlook, we expect many lower-rated bonds—for example, BBB-rated general obligation bonds issued by Puerto Rico—to be upgraded once Moody’s starts to rate municipal bonds on the same scale it uses for corporate bonds. These ratings, we believe, will more accurately reflect the true credit quality of these bonds. (Fitch, which has also proposed a uniform ratings scale, does not rate Puerto Rico credits.) Investors should note that the commonwealth, its agencies and the government development bank retained their investment-grade ratings during this reporting period and the outlook, according to both S&P and Moody’s, is stable.
     During the latter half of this reporting period, many bond insurers faced renewed scrutiny from the credit ratings organizations this reporting period and, as a result, the prices of many insured bonds fell, regardless of the strength of the underlying credit. The bond insurers’ woes were not based on their practice of insuring municipal bonds, which arguably do not need to be insured, but on the insurers’ exposure to sub-prime mortgages. Less than 1.5% of the Fund’s assets were insured by ACA Financial Guaranty Corporation; in December 2007, after the insurer lost its investment-grade status, the prices of these bonds declined. These assets were quickly re-evaluated by our in-house credit research team. Instead of applying the insurer’s own credit rating to the insured bond, the team gave each insured holding an internal rating based on the actual credit quality of the underlying security. Investors should note that the underlying borrowers for ACA-insured bonds held by the Fund have consistently made their interest and principal payments without any apparent support from the insurer. While news about
20 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

bond insurers continues to generate headlines, we remain confident in our credit team’s ability to determine which underlying issues meet our standards for creditworthiness and which represent good values for our shareholders.
     Our approach to municipal bond investing is flexible and responsive to market conditions; our strategies are intended to balance many different types of risk to reduce overall portfolio risk. Shareholders should note that market conditions during this reporting period did not affect the Fund’s overall investment strategies or cause it to pay any capital gain distributions. In closing, we believe that the Fund’s structure and composition as well as our time-tested strategies will continue to benefit long-term investors through interest rate and economic cycles.
Comparing the Fund’s Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until July 31, 2008. For all share classes, performance is measured from the Fund’s inception on February 25, 2004. The Fund’s performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B and Class C shares, and reinvestments of all dividends and capital gains distributions. Past performance cannot guarantee future results.
     The Fund’s performance is compared to the performance of the Lehman Brothers Municipal Bond Index, an unmanaged index of a broad range of investment grade municipal bonds that is widely regarded as a measure of the performance of the general municipal bond market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund’s performance reflects the effects of the Fund’s business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund’s performance, it must be noted that the Fund’s investments are not limited to the investments in the index.
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FUND PERFORMANCE DISCUSSION
Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
22 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge for Class A shares, the current maximum initial sales charge of 3.50%; for Class B shares, the contingent deferred sales charge of 4% (1-year) and 1% (since inception); and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. See page 25 for further information.
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FUND PERFORMANCE DISCUSSION
Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:
The performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. For performance data current to the most recent month end, visit us at www.oppenheimerfunds.com, or call us at 1.800.525.7048. Fund returns include changes in share price, reinvested distributions, and the applicable sales charge for Class A shares, the current maximum initial sales charge of 3.50%; for Class B shares, the contingent deferred sales charge of 4% (1-year) and 1% (since inception); and for Class C shares, the 1% contingent deferred sales charge for the 1-year period. See page 25 for further information.
24 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES
Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund’s total returns shown do not reflect the deduction of income taxes on an individual’s investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. This annual report must be preceded or accompanied by the current prospectus of the Oppenheimer Limited Term California Municipal Fund. Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses contain this and other information about the funds. For more information, ask your financial advisor, call us at 1.800.525.7048, or visit our website at www.oppenheimerfunds.com. Read prospectuses carefully before investing.
The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc.
Class A shares of the Fund were first publicly offered on 2/25/04. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 3.50%.
Class B shares of the Fund were first publicly offered on 2/25/04. The average annual total returns are shown net of the applicable contingent deferred sales charge of 4% (1-year) and 1% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.
Class C shares of the Fund were first publicly offered on 2/25/04. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.
An explanation of the calculation of performance is in the Fund’s Statement of Additional Information.
25 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FUND EXPENSES
Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2008.
Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in
26 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses
	Account	Account	Paid During
	Value	Value	6 Months Ended
Actual	February 1, 2008	July 31, 2008	July 31, 2008

Class A	$1,000.00	$983.40	$5.19
Class B	1,000.00	979.10	9.84
Class C	1,000.00	979.50	9.05

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,019.64	5.29
Class B	1,000.00	1,014.97	10.02
Class C	1,000.00	1,015.76	9.21
Expenses are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, based on the 6-month period ended July 31, 2008 are as follows:

Class	Expense Ratios

Class A	1.05%
Class B	1.99
Class C	1.83
The expense ratios reflect reduction to custodian expenses. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.
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STATEMENT OF INVESTMENTS July 31, 2008

				Effective
Principal				Maturity	*
Amount		Coupon	Maturity	(Unaudited)		Value

Municipal Bonds and Notes—100.2%
California—96.3%
$695,000	Adelanto, CA Improvement Agency, Series B	5.500%	12/01/2023	12/01/2008	A	$699,789
210,000	Adelanto, CA Public Financing Authority, Series B	6.300	09/01/2028	09/01/2008	A	210,302
135,000	Alameda County, CA COP (Alameda County Medical Center)[1]	5.300	06/01/2026	12/01/2008	A	135,190
25,000	Alvord, CA Unified School District Community Facilities District	6.200	09/01/2025	09/01/2012	A	25,074
10,000	Anaheim, CA Public Financing Authority[1]	5.000	10/01/2023	10/01/2008	A	10,152
20,000	Apple Valley, CA Improvement Bond Act 1915	6.900	09/02/2015	09/02/2008	A	20,631
15,000	Aromas, CA Water District	5.600	09/01/2018	04/02/2017	B	14,846
15,000	Atwater, CA Redevel. Agency (Downtown Redevel.)	5.500	06/01/2019	06/01/2019		14,658
25,000	Azusa, CA COP[1]	5.750	08/01/2020	08/01/2008	A	25,374
40,000	Bakersfield, CA Improvement Bond Act 1915	5.600	09/02/2020	09/02/2020		39,731
50,000	Bakersfield, CA Improvement Bond Act 1915	6.100	09/02/2024	03/02/2017	A	50,179
25,000	Beaumont, CA Financing Authority, Series A	5.700	09/01/2035	10/10/2033	B	22,704
135,000	Beaumont, CA Financing Authority, Series A	7.000	09/01/2023	09/01/2008	A	135,271
55,000	Beaumont, CA Financing Authority, Series B	6.000	09/01/2034	04/01/2030	B	54,177
30,000	Belmont, CA Redevel. Agency (Los Costano Community Devel.)	5.500	08/01/2016	08/01/2008	A	30,069
50,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)	5.750	05/01/2034	06/29/2032	B	45,890
750,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)	6.200	05/01/2031	10/18/2023	B	737,798
145,000	Bonita Canyon, CA Public Facilities Financing Authority	5.375	09/01/2028	11/21/2022	B	135,537
25,000	Brawley, CA Union High School District	5.000	08/01/2028	08/01/2009	A	25,034
80,000	Brentwood, CA Improvement Bond Act 1915	6.800	09/02/2017	09/02/2008	A	80,570
25,000	Brentwood, CA Infrastructure Financing Authority (Water & Sewer)[1]	5.625	07/01/2026	01/01/2009	A	25,038
30,000	Brisbane, CA Improvement Bond Act 1915 (Northeast Ridge)	5.875	09/02/2020	09/02/2020		30,024
205,000	Brisbane, CA Public Financing Authority	6.000	05/01/2026	07/25/2023	B	197,718
35,000	Buena Park, CA Special Tax (Park Mall)	6.125	09/01/2033	10/15/2031	B	33,931
250,000	Burbank, CA Community Facilities District Special Tax	5.200	12/01/2023	06/24/2022	B	229,288
25,000	Burbank, CA Public Service Dept.[1]	5.125	06/01/2016	12/01/2008	A	25,303
40,000	CA ABAG Finance Authority for NonProfit Corporations (Driftwood Family Apartments)[1]	5.300	06/01/2029	03/05/2025	B	37,413
280,000	CA ABAG Finance Authority for NonProfit Corporations (Lincoln Glen Manor)[1]	6.100	02/15/2025	08/15/2008	A	283,301
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STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity	*
Amount		Coupon		Maturity	(Unaudited)		Value

California Continued
$100,000	CA ABAG Finance Authority for NonProfit Corporations (San Diego Hospital Assoc.)[1]	6.125%		08/15/2020	02/15/2011	A	$102,563
10,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.600		11/01/2023	11/01/2008	A	10,005
15,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.750		08/15/2014	08/15/2008	A	15,022
20,000	CA ABAG Finance Authority for NonProfit Corporations COP[1]	5.800		03/01/2023	09/01/2008	A	20,008
150,000	CA ABAG Finance Authority for NonProfit Corporations COP (American Baptist Homes of the West)	5.850		10/01/2027	09/17/2023	B	148,184
65,000	CA ABAG Finance Authority for NonProfit Corporations COP (American Baptist Homes of the West)	6.100		10/01/2017	10/01/2009	A	65,546
25,000	CA ABAG Finance Authority for NonProfit Corporations COP (Episcopal Homes Foundation)	5.125		07/01/2013	07/01/2010	A	25,237
90,000	CA ABAG Finance Authority for NonProfit Corporations COP (Home for Jewish Parents)[1]	5.625		05/15/2022	11/15/2008	A	91,063
30,000	CA ABAG Finance Authority for NonProfit Corporations COP (Home for Jewish Parents)[1]	5.625		05/15/2022	05/15/2009	A	30,178
275,000	CA ABAG Finance Authority for NonProfit Corporations COP (Lytton Gardens)[1]	6.000		02/15/2019	08/15/2008	A	278,143
55,000	CA ABAG Tax Allocation, Series A1	5.800		12/15/2008	12/15/2008		55,744
65,000	CA ABAG Tax Allocation, Series A1	6.000		12/15/2014	12/15/2008	A	65,844
100,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)	6.500		01/01/2033	01/01/2029	B	96,500
2,455,000	CA Aztec Shops Auxiliary Organization (San Diego State University)[1]	6.000		09/01/2031	09/01/2011	A	2,463,396
9,720,000	CA County Tobacco Securitization Agency	5.830	[2]	06/01/2033	03/18/2015	B	1,385,683
1,810,000	CA County Tobacco Securitization Agency (TASC)	0.000	[3]	06/01/2021	03/15/2014	C	1,357,247
1,240,000	CA County Tobacco Securitization Agency (TASC)	0.000	[3]	06/01/2028	09/12/2018	B	860,176
4,035,000	CA County Tobacco Securitization Agency (TASC)	0.000	[3]	06/01/2028	01/16/2017	B	3,138,342
5,000,000	CA County Tobacco Securitization Agency (TASC)	0.000	[3]	06/01/2036	11/23/2021	B	3,321,600
290,000	CA County Tobacco Securitization Agency (TASC)	5.500		06/01/2033	06/01/2011	C	257,395
1,680,000	CA County Tobacco Securitization Agency (TASC)	5.750		06/01/2029	11/23/2011	C	1,551,866
25,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2027	06/01/2014	B	23,599
F2 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

					Effective
Principal					Maturity	*
Amount		Coupon		Maturity	(Unaudited)		Value

California Continued
$290,000	CA County Tobacco Securitization Agency (TASC)	5.875%		06/01/2035	03/28/2017	B	$259,364
280,000	CA County Tobacco Securitization Agency (TASC)	5.875		06/01/2043	08/27/2019	B	247,943
765,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2029	06/01/2012	B	730,820
665,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2035	05/01/2018	B	605,004
435,000	CA County Tobacco Securitization Agency (TASC)	6.000		06/01/2042	01/01/2020	B	392,792
10,700,000	CA County Tobacco Securitization Agency (TASC)	6.068	[2]	06/01/2046	09/09/2028	B	488,027
51,520,000	CA County Tobacco Securitization Agency (TASC)	6.192	[2]	06/01/2050	01/02/2026	B	1,695,523
50,000	CA County Tobacco Securitization Agency (TASC)[1]	6.250		06/01/2037	06/11/2017	B	46,957
3,520,000	CA Dept. of Transportation COP[1]	5.250		03/01/2016	09/01/2008	A	3,562,205
85,000	CA Dept. of Veterans Affairs Home Purchase[1]	5.200		12/01/2027	09/09/2024	B	85,000
60,000	CA Dept. of Veterans Affairs Home Purchase[1]	5.200		12/01/2028	12/01/2008	A	60,013
3,590,000	CA Dept. of Veterans Affairs Home Purchase[1]	5.450		12/01/2019	12/01/2008	A	3,694,792
10,000	CA Dept. of Veterans Affairs Home Purchase[1]	5.500		12/01/2018	12/01/2008	A	10,061
3,025,000	CA Dept. of Veterans Affairs Home Purchase[1]	5.500		12/01/2019	01/09/2012	A	3,064,900
25,000	CA Dept. of Water Resources (Center Valley)	5.000		12/01/2029	12/01/2008	A	25,022
15,000	CA Dept. of Water Resources (Center Valley)	5.125		12/01/2011	12/01/2008	A	15,030
15,000	CA Dept. of Water Resources (Center Valley)	5.125		12/01/2012	12/01/2008	A	15,027
45,000	CA Dept. of Water Resources (Center Valley)	5.250		12/01/2017	12/01/2008	A	45,053
515,000	CA Dept. of Water Resources (Center Valley)[1]	5.250		07/01/2022	01/01/2009	A	537,943
310,000	CA Dept. of Water Resources (Center Valley)	5.375		12/01/2027	12/01/2008	A	310,425
25,000	CA Dept. of Water Resources (Center Valley)[1]	5.400		07/01/2012	01/01/2009	A	25,061
20,000	CA Educational Facilities Authority	5.125		04/01/2017	04/01/2009	A	20,654
45,000	CA Educational Facilities Authority	5.125		04/01/2017	04/01/2017		44,609
25,000	CA Educational Facilities Authority (California College of Arts and Crafts)	5.875		06/01/2030	07/11/2028	B	24,755
5,000	CA Educational Facilities Authority (College & University Financing)	6.125		06/01/2009	12/01/2008	A	5,017
5,000	CA Educational Facilities Authority (College & University Financing)	6.250		06/01/2018	12/01/2008	A	5,018
85,000	CA Educational Facilities Authority (Dominican University of California/Harvey Mudd College Obligated Group)[1]	5.500		03/01/2011	09/01/2008	A	86,050
15,000	CA Educational Facilities Authority (Los Angeles College of Chiropractic)	5.600		11/01/2017	10/12/2013	B	14,213
F3 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity	*
Amount		Coupon	Maturity	(Unaudited)		Value

California Continued
$50,000	CA Educational Facilities Authority (Stanford University)[1]	5.125%	01/01/2031	01/01/2009	A	$50,050
35,000	CA Educational Facilities Authority (University of Southern California)[1]	5.000	10/01/2028	10/01/2010	A	35,212
335,000	CA Financing Authority (Wastewater Improvement)	6.100	11/01/2033	12/17/2031	B	323,473
60,000	CA GO1	4.800	08/01/2014	08/01/2008	A	60,054
25,000	CA GO1	5.000	06/01/2017	12/01/2008	A	25,047
25,000	CA GO1	5.000	06/01/2019	12/02/2008	A	25,010
5,000	CA GO	5.000	06/01/2019	06/01/2011	A	5,083
5,000	CA GO1	5.000	02/01/2021	02/01/2009	A	5,010
100,000	CA GO	5.000	11/01/2022	11/01/2008	A	100,404
75,000	CA GO1	5.000	10/01/2023	10/01/2008	A	75,017
10,000	CA GO	5.000	10/01/2023	10/01/2008	A	10,027
10,000	CA GO1	5.000	02/01/2025	02/01/2009	A	10,090
45,000	CA GO1	5.000	02/01/2025	02/01/2009	A	45,024
10,000	CA GO1	5.100	10/01/2008	10/01/2008		10,054
60,000	CA GO1	5.100	03/01/2010	09/01/2008	A	60,119
25,000	CA GO1	5.125	10/01/2027	10/01/2008	A	25,003
25,000	CA GO1	5.150	12/01/2013	12/01/2008	A	25,021
15,000	CA GO1	5.200	06/01/2010	12/01/2008	A	15,124
105,000	CA GO1	5.250	06/01/2011	12/01/2008	A	105,894
25,000	CA GO1	5.250	10/01/2013	10/01/2008	A	25,112
20,000	CA GO1	5.250	06/01/2016	12/01/2008	A	20,170
25,000	CA GO1	5.250	04/01/2018	10/01/2008	A	25,020
10,000	CA GO1	5.250	04/01/2019	10/01/2008	A	10,007
10,000	CA GO1	5.250	04/01/2021	10/01/2008	A	10,005
160,000	CA GO1	5.250	06/01/2021	12/01/2008	A	160,339
10,000	CA GO1	5.250	02/01/2029	02/01/2013	A	10,132
10,000	CA GO1	5.250	02/01/2030	02/01/2012	A	10,095
15,000	CA GO1	5.300	09/01/2011	09/01/2008	A	15,033
15,000	CA GO1	5.350	12/01/2013	04/27/2011	A	15,467
15,000	CA GO	5.375	06/01/2026	12/01/2008	A	15,082
2,780,000	CA GO1	5.400	12/01/2014	12/01/2008	A	2,830,429
70,000	CA GO1	5.500	03/01/2009	09/01/2008	A	70,193
15,000	CA GO	5.500	03/01/2010	09/01/2008	A	15,039
100,000	CA GO1	5.500	06/01/2010	12/01/2008	A	100,240
15,000	CA GO1	5.500	06/01/2013	12/01/2008	A	15,036
55,000	CA GO1	5.500	04/01/2015	10/01/2008	A	55,277
30,000	CA GO	5.500	04/01/2019	10/01/2008	A	30,136
15,000	CA GO1	5.500	03/01/2020	09/01/2008	A	15,036
F4 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

					Effective
Principal					Maturity	*
Amount		Coupon		Maturity	(Unaudited)		Value

California Continued
$25,000	CA GO	5.500%		03/01/2020	09/01/2008	A	$25,060
20,000	CA GO1	5.500		10/01/2022	10/01/2008	A	20,072
5,000	CA GO1	5.600		09/01/2021	09/01/2008	A	5,012
70,000	CA GO1	5.625		10/01/2021	10/01/2008	A	70,338
130,000	CA GO	5.625		10/01/2023	10/01/2008	A	130,512
10,000	CA GO1	5.625		09/01/2024	09/01/2008	A	10,019
15,000	CA GO1	5.625		10/01/2026	10/01/2008	A	15,044
75,000	CA GO	5.750		03/01/2010	09/01/2008	A	75,203
5,000	CA GO	5.750		03/01/2012	09/01/2008	A	5,014
35,000	CA GO1	5.750		03/01/2015	09/01/2008	A	35,096
120,000	CA GO1	5.750		11/01/2017	11/01/2008	A	120,937
35,000	CA GO1	5.750		11/01/2017	11/01/2008	A	35,278
25,000	CA GO1	5.800		06/01/2013	12/01/2008	A	25,069
155,000	CA GO	5.900		04/01/2023	10/01/2008	A	156,745
35,000	CA GO1	5.900		04/01/2023	10/01/2008	A	35,155
75,000	CA GO1	5.900		03/01/2025	09/01/2008	A	75,070
20,000	CA GO	6.000		08/01/2010	08/01/2008	A	20,377
10,000	CA GO	6.000		05/01/2011	11/01/2008	A	10,089
25,000	CA GO	6.000		05/01/2012	11/01/2008	A	25,234
10,000	CA GO	6.000		10/01/2014	10/01/2008	A	10,060
20,000	CA GO1	6.000		08/01/2015	08/01/2008	A	20,352
20,000	CA GO1	6.000		05/01/2018	11/01/2008	A	20,178
5,000	CA GO1	6.000		08/01/2019	08/01/2008	A	5,081
15,000	CA GO1	6.000		10/01/2021	10/01/2008	A	15,081
40,000	CA GO1	6.000		08/01/2024	08/01/2008	A	40,563
605,000	CA GO1	6.250		10/01/2019	10/01/2008	A	608,836
5,000	CA GO1	6.800		11/01/2008	11/01/2008		5,058
295,000	CA GO (Safe Drinking Water)[1]	8.250		09/01/2010	09/01/2008	A	296,516
1,505,000	CA Golden State Tobacco Securitization Corp.[1]	5.000		06/01/2017	06/01/2009	A	1,505,075
25,000	CA Golden State Tobacco Securitization Corp.[1]	5.000		06/01/2020	06/01/2020		24,987
5,000,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	0.000	[3]	06/01/2037	05/22/2022	C	2,757,550
34,810,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	4.500		06/01/2027	08/29/2012	B	30,879,951
575,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000		06/01/2018	06/01/2009	A	575,029
10,000	CA Health Facilities Financing Authority (Catholic Healthcare West)	5.000		07/01/2011	01/01/2009	A	10,018
145,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	5.000		07/01/2021	01/01/2009	A	145,026
F5 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity	*
Amount		Coupon		Maturity	(Unaudited)		Value

California Continued
$15,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	5.125%		07/01/2024	07/01/2009	A	$15,085
160,000	CA Health Facilities Financing Authority (Catholic Healthcare West)	5.250		07/01/2023	01/01/2009	A	160,237
30,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	5.250		07/01/2023	01/01/2009	A	30,030
175,000	CA Health Facilities Financing Authority (Catholic Healthcare West)[1]	6.000		07/01/2013	01/01/2009	A	175,513
60,000	CA Health Facilities Financing Authority (Cedars-Sinai Medical Center)[1]	5.250		08/01/2027	08/01/2008	A	60,197
70,000	CA Health Facilities Financing Authority (Community Program)	7.200		01/01/2012	08/01/2008	A	70,362
50,000	CA Health Facilities Financing Authority (Downey Community Hospital)[1]	5.750		05/15/2015	08/04/2012	B	47,923
50,000	CA Health Facilities Financing Authority (Fellowship Homes)[1]	6.000		09/01/2019	09/01/2008	A	50,076
5,000,000	CA Health Facilities Financing Authority (Kaiser Permanente)[1]	5.500		06/01/2022	12/01/2008	A	5,109,950
115,000	CA Health Facilities Financing Authority (Marshall Hospital)[1]	5.000		11/01/2018	11/01/2008	A	115,039
80,000	CA Health Facilities Financing Authority (Marshall Hospital)[1]	5.125		11/01/2012	11/01/2008	A	80,103
20,000	CA Health Facilities Financing Authority (Mercy Senior Hsg.)[1]	5.800		12/01/2018	12/01/2008	A	20,020
30,000	CA Health Facilities Financing Authority (Providence Health System-Southern California)[1]	5.500		10/01/2013	10/01/2008	A	30,143
40,000	CA Health Facilities Financing Authority (San Fernando Valley Community Mental Health Center)[1]	5.250		06/01/2023	12/01/2008	A	40,059
50,000	CA Health Facilities Financing Authority (Sunny View Lutheran Home)[1]	5.100		01/01/2024	01/01/2010	A	50,045
5,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.000		08/15/2017	08/15/2008	A	5,059
135,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.125		08/15/2022	08/15/2008	A	136,548
25,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.250		08/15/2027	08/15/2008	A	25,217
30,000	CA Health Facilities Financing Authority (Sutter Health)[1]	5.375		08/15/2030	08/15/2010	A	30,229
2,000,000	CA Health Facilities Financing Authority (Sutter Health)[1]	6.250		08/15/2035	08/15/2010	A	2,078,540
40,000	CA HFA	8.037	[2]	08/01/2015	04/14/2011	B	22,150
115,000	CA HFA	8.265	[2]	02/01/2015	02/11/2011	B	68,907
7,250,000	CA HFA (Home Mtg.)[1]	5.000		08/01/2037	02/01/2012	B	7,200,555
F6 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

					Effective
Principal					Maturity	*
Amount		Coupon		Maturity	(Unaudited)		Value

California Continued
$6,885,000	CA HFA (Home Mtg.)[4]	5.500%		02/01/2042	01/01/2012	A	$6,961,038
55,000	CA HFA (Multifamily Hsg.)[1]	5.375		08/01/2028	01/06/2026	B	52,006
35,000	CA HFA (Multifamily Hsg.)[1]	5.375		02/01/2036	08/21/2031	B	32,159
15,000	CA HFA (Multifamily Hsg.)[1]	5.400		08/01/2018	08/01/2008	A	15,069
40,000	CA HFA (Multifamily Hsg.)[1]	5.400		08/01/2018	08/01/2008	A	40,183
445,000	CA HFA (Multifamily Hsg.)[1]	5.450		08/01/2028	04/13/2024	B	424,681
85,000	CA HFA (Multifamily Hsg.)[1]	5.850		02/01/2010	08/01/2008	A	85,133
630,000	CA HFA (Multifamily Hsg.)[1]	5.950		08/01/2028	02/01/2009	A	633,364
320,000	CA HFA (Multifamily Hsg.)[1]	6.050		08/01/2016	08/01/2008	A	327,632
130,000	CA HFA (Multifamily Hsg.)[1]	6.050		08/01/2027	08/01/2008	A	133,111
25,000	CA HFA (Multifamily Hsg.)	6.050		08/01/2038	02/01/2009	A	25,000
2,340,000	CA HFA (Multifamily Hsg.)[1]	6.150		08/01/2022	08/01/2008	A	2,385,864
25,000	CA HFA (Multifamily Hsg.), Series B	5.500		08/01/2039	03/26/2034	B	23,086
40,000	CA HFA (Multifamily Hsg.), Series B1	5.850		08/01/2010	08/01/2008	A	40,062
15,000	CA HFA (Single Family Mtg.)[1]	5.400		08/01/2028	02/01/2010	A	15,315
10,000	CA HFA (Single Family Mtg.), Series A1	5.300		08/01/2018	02/01/2010	A	10,097
3,280,000	CA Home Mtg. Finance Authority (Homebuyers Fund)	6.000		02/01/2033	08/30/2012	A	3,394,439
1,245,000	CA Infrastructure & Economic Devel. (Copia: The American Center for Wine, Food and the Arts)	5.350	[2]	12/01/2019	12/01/2019		202,213
1,320,000	CA Infrastructure & Economic Devel. (Copia: The American Center for Wine, Food and the Arts)	5.400	[2]	12/01/2020	12/01/2020		212,744
3,235,000	CA Infrastructure & Economic Devel. (Copia: The American Center for Wine, Food and the Arts)	5.420	[2]	12/01/2021	12/01/2021		517,374
15,000	CA Infrastructure & Economic Devel. (Stockton Port District)	5.375		07/01/2022	02/23/2020	B	13,287
50,000	CA Infrastructure & Economic Devel. (Stockton Port District)	5.500		07/01/2032	06/08/2028	B	43,165
1,350,000	CA Inland Empire Tobacco Securitization Authority	5.000		06/01/2021	06/23/2013	B	1,288,346
235,000	CA Intercommunity Hospital Financing Authority COP	5.250		11/01/2019	10/03/2015	B	219,340
10,000	CA Loan Purchasing Finance Authority[1]	5.500		10/01/2008	10/01/2008		10,028
70,000	CA Loan Purchasing Finance Authority[1]	5.600		10/01/2014	10/01/2008	A	70,172
35,000	CA M-S-R Public Power Agency (San Juan)	6.000		07/01/2022	01/01/2009	A	37,066
10,000	CA Maritime Infrastructure Authority (Santa Cruz Port District)	5.750		05/01/2024	05/01/2024		9,682
90,000	CA Mobilehome Park Financing Authority (Palomar Estates East & West)	5.250		03/15/2034	01/28/2030	B	77,090
25,000	CA Padre Dam Municipal Water District COP[1]	5.500		10/01/2016	10/01/2008	A	25,115
F7 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity	*
Amount		Coupon	Maturity	(Unaudited)		Value

California Continued
$1,350,000	CA Pollution Control Financing Authority (Browning-Ferris Industries)	6.750%	09/01/2019	09/01/2019		$1,330,898
11,260,000	CA Pollution Control Financing Authority (Pacific Gas & Electric Company)[1]	5.350	12/01/2016	04/01/2013	A	11,292,316
30,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)	5.300	12/01/2017	06/24/2016	B	27,815
240,000	CA Pollution Control Financing Authority (Sacramento Biosolids Facility)	5.500	12/01/2024	07/27/2022	B	210,451
805,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850	06/01/2021	06/01/2021		804,952
190,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850	06/01/2021	06/01/2021		189,989
195,000	CA Pollution Control Financing Authority (San Diego Gas & Electric Company)[1]	5.850	06/01/2021	12/01/2008	A	195,107
20,000	CA Pollution Control Financing Authority (Southern California Edison Company)[1]	5.550	09/01/2031	09/01/2031		19,002
485,000	CA Pollution Control Financing Authority (Southern California Water Company)[1]	5.500	12/01/2026	12/01/2026		484,403
10,000	CA Port of Oakland, Series N1	5.000	11/01/2022	05/27/2021	B	9,472
150,000	CA Public Works[1]	5.250	12/01/2013	12/01/2008	A	150,324
115,000	CA Public Works (California Community College)[1]	5.375	03/01/2011	09/01/2008	A	115,266
45,000	CA Public Works (California Science Center)[1]	5.250	10/01/2017	10/01/2008	A	45,994
25,000	CA Public Works (Dept. of Corrections)[1]	5.000	09/01/2021	09/01/2010	A	25,127
175,000	CA Public Works (Dept. of Food & Agriculture)[1]	5.400	06/01/2013	12/01/2008	A	175,394
185,000	CA Public Works (State Universities)[1]	5.250	12/01/2013	12/01/2008	A	185,390
590,000	CA Public Works (State Universities)[1]	5.500	12/01/2018	12/01/2008	A	590,572
100,000	CA Public Works (Various Community Colleges)[1]	5.375	03/01/2013	09/01/2008	A	100,231
25,000	CA Public Works (Various Community Colleges)[1]	5.375	03/01/2014	09/01/2008	A	25,060
20,000	CA Public Works (Various Community Colleges)[1]	5.500	09/01/2011	09/01/2008	A	20,047
50,000	CA Public Works (Various Community Colleges)[1]	5.600	04/01/2014	10/01/2008	A	50,626
1,030,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2016	09/01/2008	A	1,032,596
3,050,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2016	09/01/2008	A	3,057,686
585,000	CA Public Works (Various Community Colleges)[1]	5.625	03/01/2019	09/01/2008	A	586,322
600,000	CA Public Works (Various Community Colleges)[1]	5.875	10/01/2008	10/01/2008		601,848
F8 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

					Effective
Principal					Maturity	*
Amount		Coupon		Maturity	(Unaudited)		Value

California Continued
$50,000	CA Public Works (Various Community Colleges)[1]	5.875%		10/01/2008	10/01/2008		$50,167
25,000	CA Public Works (Various State Universities)[1]	5.375		12/01/2019	12/01/2008	A	25,551
50,000	CA Public Works (Various State Universities)[1]	5.400		10/01/2022	10/01/2009	A	50,361
10,000	CA Public Works (Various State Universities)[1]	5.500		09/01/2015	09/01/2008	A	10,224
5,000	CA Resource Efficiency Financing Authority COP	5.500		04/01/2017	10/01/2008	A	5,061
85,000	CA River Highlands Community Services District	7.750		09/02/2020	09/02/2008	A	85,120
20,000	CA River Highlands Community Services District	8.125		09/02/2020	09/02/2008	A	20,031
1,000,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)	5.700		02/01/2033	02/01/2021	A	1,056,480
1,920,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)	5.750		02/01/2044	06/30/2013	A	1,966,291
10,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[1]	7.500		08/01/2027	08/25/2020	B	10,213
200,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.), Series A1	6.350		12/01/2029	10/01/2008	C	206,556
105,000	CA Rural Home Mtg. Finance Authority (Single Family Mtg.), Series A1	7.000		09/01/2029	03/01/2010	C	107,053
40,000	CA Sierra View Local Health Care District[1]	5.250		07/01/2018	02/23/2016	B	38,284
6,000,000	CA Sierra View Local Health Care District[1]	5.400		07/01/2022	07/01/2009	A	6,007,140
25,000	CA Statewide CDA	6.625		09/01/2027	09/01/2008	A	25,012
10,000	CA Statewide CDA	7.000		07/01/2022	07/01/2009		10,008
100,000	CA Statewide CDA (Bouquet Canyon)[1]	5.300		07/01/2018	07/01/2010	A	100,148
120,000	CA Statewide CDA (California Odd Fellow Hsg.)[1]	5.375		10/01/2013	10/01/2008	A	120,163
110,000	CA Statewide CDA (California Odd Fellow Hsg.)[1]	5.500		10/01/2023	10/01/2008	A	110,045
2,000,000	CA Statewide CDA (Citrus Valley Health Partners/Citrus Valley Medical Center/Foothill Hospital Obligated Group) COP[1]	5.500		04/01/2013	04/01/2010	A	2,011,360
4,000,000	CA Statewide CDA (Del Nido Apartments)	5.550		05/01/2028	11/01/2008	A	4,123,640
160,000	CA Statewide CDA (East Campus Apartments)	5.500		08/01/2022	05/12/2019	B	156,867
500,000	CA Statewide CDA (East Tabor Apartments)[1]	6.850		08/20/2036	02/20/2011	A	535,420
135,000	CA Statewide CDA (Eastfield Ming Quong)[1]	5.625		06/01/2020	12/01/2008	A	135,324
45,000	CA Statewide CDA (Escrow Term)	6.750		09/01/2037	09/01/2014	A	46,235
250,000	CA Statewide CDA (Fairfield Apartments)	6.500		01/01/2016	08/26/2012	C	249,185
570,000	CA Statewide CDA (Family House & Hsg. Foundation-Torrence I)	7.000		04/20/2036	04/20/2011	A	621,197
10,000	CA Statewide CDA (GP Steinbeck)	5.700		09/20/2019	09/20/2014	A	10,244
85,000	CA Statewide CDA (GP Steinbeck)	5.897	[2]	09/20/2027	09/20/2014	A	25,793
F9 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity	*
Amount		Coupon		Maturity	(Unaudited)		Value

California Continued
$135,000	CA Statewide CDA (John Muir/Mt. Diablo Health System)[1]	5.250%		08/15/2027	08/15/2009	A	$138,349
400,000	CA Statewide CDA (Kaiser Permanente)[1]	5.300		12/01/2015	12/01/2008	A	423,248
250,000	CA Statewide CDA (Live Oak School)	6.750		10/01/2030	10/01/2011	A	253,718
20,000	CA Statewide CDA (Methodist Hospital of Southern California)[1]	5.500		07/01/2010	01/01/2009	A	20,048
100,000	CA Statewide CDA (Multifamily)	5.696	[2]	09/20/2021	09/20/2014	A	45,442
100,000	CA Statewide CDA (Multifamily)	5.744	[2]	09/20/2023	09/20/2014	A	39,453
200,000	CA Statewide CDA (Quail Ridge Apartments)	5.375		07/01/2032	11/26/2029	B	181,052
430,000	CA Statewide CDA (Rio Bravo)[5]	6.500		12/01/2018	02/19/2014	B	389,705
560,000	CA Statewide CDA (Sycamore)[1]	6.000		03/20/2038	03/20/2016	A	559,950
25,000	CA Statewide CDA Community Facilities District	6.350		09/01/2021	09/01/2012	A	25,647
5,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)[1]	5.000		04/01/2018	04/01/2010	A	5,017
45,000	CA Statewide CDA COP (CVHP/CVMC/FH Obligated Group)[1]	5.125		04/01/2023	04/01/2010	A	45,336
1,000,000	CA Statewide CDA Linked PARS & INFLOS[1]	5.600	[6]	10/01/2011	04/28/2010	B	1,050,000
1,275,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	5.625		05/01/2029	07/30/2010	C	1,163,603
885,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	5.625		05/01/2029	04/04/2011	C	807,678
250,000	CA Statewide Financing Authority Tobacco Settlement (TASC)	6.000		05/01/2037	10/01/2017	B	226,895
45,000	CA Valley Health System COP[5]	6.875		05/15/2023	04/02/2017	B	33,021
15,000	CA Valley Health System, Series A5,7	6.500		05/15/2025	05/21/2021	B	11,007
65,000	CA Valley Health System, Series A7	6.500		05/15/2025	05/21/2021	B	47,697
100,000	CA Veterans GO1	4.700		12/01/2012	12/01/2008	A	100,064
950,000	CA Veterans GO1	5.125		12/01/2019	02/17/2017	B	949,981
180,000	CA Veterans GO1	5.300		12/01/2029	04/28/2026	B	172,103
1,730,000	CA Veterans GO1	5.400		12/01/2015	12/01/2008	A	1,742,802
4,445,000	CA Veterans GO, Series BH1	5.400		12/01/2014	12/01/2008	A	4,492,650
310,000	CA Veterans GO, Series BH1	5.400		12/01/2016	12/01/2009	A	311,773
45,000	CA Veterans GO, Series BJ1	5.700		12/01/2032	09/16/2029	B	44,999
110,000	CA Veterans GO, Series BP1	5.500		12/01/2026	10/01/2021	B	109,993
180,000	CA Veterans GO, Series BR1	5.250		12/01/2026	11/26/2023	B	174,224
90,000	CA Veterans GO, Series BX1	5.000		12/01/2014	12/01/2008	A	90,093
10,000	CA Veterans GO, Series BX1	5.450		12/01/2024	12/01/2008	A	10,019
140,000	CA Veterans GO, Series BX1	5.500		12/01/2031	12/01/2008	A	140,207
6,610,000	CA Veterans GO, Series BZ1	5.350		12/01/2021	12/01/2008	A	6,610,198
75,000	CA Water Resource Devel. GO, Series N1	5.500		06/01/2011	12/01/2008	A	75,180
10,000	CA Water Resource Devel. GO, Series P1	5.800		06/01/2011	12/01/2008	A	10,028
F10 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity	*
Amount		Coupon	Maturity	(Unaudited)		Value

California Continued
$25,000	CA Water Resource Devel. GO, Series P1	5.800%	06/01/2014	12/01/2008	A	$25,069
50,000	CA Water Resource Devel. GO, Series Q1	5.000	03/01/2016	09/01/2008	A	50,094
10,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	3.750	09/01/2010	09/01/2010		5,881
120,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.000	09/01/2024	06/21/2021	B	69,250
50,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.125	09/01/2031	03/23/2029	B	28,818
115,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.750	09/01/2022	06/06/2018	C	66,419
45,000	CA Western Hills Water District Special Tax (Diablo Grande Community Facilities)	6.875	09/01/2031	04/30/2027	B	25,953
210,000	CA William S. Hart Union School District	6.000	09/01/2027	04/13/2026	B	202,936
140,000	CA Y/S School Facilities Financing Authority (Chula Vista Elementary School)[1]	5.000	09/01/2015	09/01/2008	A	142,691
50,000	Calleguas-Las Virgines, CA Public Financing Authority Municipal Water District[1]	5.000	11/01/2023	07/30/2010	C	50,711
75,000	Camarillo, CA Hsg. (Park Glenn Apartments)[1]	5.400	03/01/2028	12/23/2020	B	71,597
25,000	Campbell, CA Improvement Bond Act 1915 (Dillon-Gilman Local Improvement District)	7.150	09/02/2012	09/02/2008	A	25,798
60,000	Camrosa, CA Water District[1]	5.500	01/15/2011	01/15/2009	A	60,442
40,000	Capistrano, CA Unified School District (Education & Support Facilities) COP[1]	5.250	12/01/2026	12/01/2008	A	40,188
75,000	Capistrano, CA Unified School District (Las Flores)[1]	5.000	09/01/2023	09/01/2010	A	75,512
130,000	Carlsbad, CA Hsg. and Redevel. Commission Tax Allocation[1]	5.250	09/01/2019	09/01/2008	A	130,257
80,000	Carlsbad, CA Improvement Bond Act 1915	5.550	09/02/2028	08/29/2022	B	72,611
120,000	Carlsbad, CA Improvement Bond Act 1915	5.950	09/02/2025	09/02/2012	A	120,834
30,000	Carlsbad, CA Improvement Bond Act 1915	6.000	09/02/2022	09/17/2021	B	29,648
25,000	Carlsbad, CA Unified School District COP (Aviara Oaks Middle School)[1]	5.300	06/01/2017	12/01/2008	A	25,052
125,000	Carlsbad, CA Unified School District COP (Aviara Oaks Middle School)[1]	5.300	06/01/2022	12/01/2008	A	125,190
105,000	Carson, CA Improvement Bond Act 1915	7.375	09/02/2022	09/02/2008	A	105,102
80,000	Castaic, CA Union School District Community Facilities District No. 92-1	8.500	10/01/2013	10/01/2008	A	80,537
2,750,000	Castaic, CA Union School District Community Facilities District No. 92-1	9.000	10/01/2019	10/01/2008	A	2,763,090
70,000	Cathedral City, CA Improvement Bond Act 1915	5.950	09/02/2034	05/03/2032	B	65,983
50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.625	09/01/2023	09/01/2008	A	50,711
F11 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity*
Amount		Coupon	Maturity	(Unaudited)		Value

California Continued
$50,000	Cathedral City, CA Special Tax Community Facilities District No. 1	6.700%	09/01/2030	09/01/2008	A	$50,534
20,000	Central CA Unified School District[1]	5.625	03/01/2018	09/01/2008	A	20,050
50,000	Central Contra Costa, CA Sanitation District[1]	5.000	09/01/2022	09/01/2010	A	51,367
150,000	Central Valley, CA Financing Authority Cogeneration Project (Carson Ice)[1]	5.200	07/01/2020	01/01/2009	A	150,255
35,000	Chico, CA Improvement Bond Act 1915 (Mission Ranch)	6.625	09/02/2011	09/02/2008	A	36,123
95,000	Chico, CA Improvement Bond Act 1915 (Mission Ranch)	6.625	09/02/2012	09/02/2008	A	98,022
100,000	Chico, CA Improvement Bond Act 1915 (Mission Ranch)	6.625	09/02/2013	09/02/2008	A	103,164
30,000	Chino Hills, CA Improvement Bond Act 1915	7.500	09/02/2016	09/02/2008	A	30,938
5,000	Chino Hills, CA Improvement Bond Act 1915	7.600	09/02/2021	09/02/2008	A	5,155
55,000	Chino, CA Community Facilities District Special Tax	5.750	09/01/2034	10/11/2032	B	50,264
25,000	Chowchilla, CA Improvement Bond Act 1915	6.700	09/02/2027	09/02/2014	A	25,850
55,000	Chula Vista, CA Community Facilities District (Eastlake Woods)	5.700	09/01/2016	09/01/2013	A	56,111
15,000	Chula Vista, CA Community Facilities District (Eastlake Woods)	6.100	09/01/2021	09/01/2011	A	15,178
10,000	Chula Vista, CA Improvement Bond Act 1915 Assessment District No. 94-1 (Eastlake)	7.000	09/02/2015	09/02/2008	A	10,313
9,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)	5.000	12/01/2027	12/01/2027		8,207,910
240,000	Chula Vista, CA Redevel. Agency[1]	5.375	09/01/2029	09/01/2012	A	246,694
60,000	Chula Vista, CA Special Tax	7.625	09/01/2029	09/01/2009	A	64,895
750,000	Coalinga, CA Regional Medical Center COP[1]	5.000	09/01/2014	08/12/2011	B	821,940
25,000	Colton, CA Community Facilities District Special Tax	5.800	09/01/2018	10/14/2016	B	24,999
175,000	Colton, CA Joint Unified School District	5.700	09/01/2034	10/17/2030	B	159,364
50,000	Colton, CA Joint Unified School District COP[1]	5.100	06/01/2020	12/01/2008	A	50,367
45,000	Colton, CA Public Financing Authority[1]	5.300	08/01/2027	08/01/2010	A	45,330
50,000	Colton, CA Public Financing Authority, Series B	5.875	08/01/2027	04/28/2019	B	47,427
20,000	Colton, CA Redevel. Agency (West Valley)	6.375	09/01/2035	01/23/2032	B	19,998
40,000	Concord, CA Joint Powers Financing Authority (Concord Police Facilities)	5.250	08/01/2019	08/01/2008	A	40,029
20,000	Contra Costa County, CA Public Financing Authority (Pleasant Hill Bart)	5.125	08/01/2019	09/05/2017	B	19,548
3,075,000	Contra Costa County, CA Special Tax Community Facilities District	5.580	08/01/2016	06/28/2010	C	3,085,086
25,000	Contra Costa, CA Community College District COP (Diablo Valley College)[1]	6.000	06/01/2021	12/01/2008	A	25,032
F12 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity*
Amount		Coupon	Maturity	(Unaudited)		Value

California Continued
$100,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.400%	09/01/2011	09/01/2008	A	$100,225
25,000	Corona, CA Redevel. Agency Tax Allocation[1]	5.500	09/01/2016	09/01/2008	A	25,058
15,000	Corona-Norco, CA Unified School District	5.625	09/01/2033	01/09/2030	B	13,548
100,000	Corona-Norco, CA Unified School District[1]	5.750	09/01/2014	09/01/2008	A	100,259
20,000	Costa Mesa, CA COP	5.750	12/01/2012	12/01/2008	A	20,071
55,000	Crescent City, CA Public Financing Authority	7.750	09/15/2012	09/15/2008	A	55,128
20,000	Cypress, CA Improvement Bond Act 1915 (Business & Professional Center)	5.700	09/02/2022	08/17/2018	B	19,197
20,000	Davis, CA Joint Unified School District Special Tax	5.300	08/15/2024	08/15/2008	A	20,234
20,000	Davis, CA Public Facilities Financing Authority (Local Agency)[1]	5.750	09/01/2029	09/01/2008	A	20,432
10,000	Del Mar, CA Unified School District	5.875	09/01/2029	10/13/2027	B	9,546
45,000	Dixon, CA Public Financing Authority[1]	5.150	09/02/2020	09/02/2008	A	45,087
40,000	Dixon, CA Public Financing Authority	5.700	09/02/2020	10/13/2017	B	39,249
480,000	Downey, CA Community Devel. Commission Tax Allocation (Downey Redevel.)[1]	5.125	08/01/2020	08/01/2008	A	485,371
245,000	Duarte, CA COP (Hope National Medical Center)[1]	5.250	04/01/2024	05/08/2022	B	221,975
205,000	Duarte, CA Hsg. (Heritage Park Apartments)[1]	5.850	05/01/2030	11/01/2009	A	204,479
25,000	East Side CA Union High School District[1]	5.250	09/01/2025	09/01/2008	A	25,044
90,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)	5.500	09/01/2028	09/14/2027	B	81,144
65,000	Eastern CA Municipal Water District Community Facilities Special Tax (Crown Valley Village)	5.625	09/01/2034	04/30/2032	B	58,533
50,000	Eastern CA Municipal Water District Community Facilities Special Tax (Promontory Park)	5.500	09/01/2024	03/24/2023	B	46,299
15,000	Eastern CA Municipal Water District Improvement Bond Act 1915	5.750	09/02/2020	09/02/2020		14,724
140,000	El Dorado County, CA Special Tax	6.250	09/01/2029	09/01/2011	A	141,100
25,000	Emeryville, CA Public Financing Authority	6.100	09/01/2012	09/01/2008	A	25,063
145,000	Emeryville, CA Public Financing Authority	6.200	09/01/2025	09/01/2008	A	145,017
20,000	Encinitas, CA Improvement Bond Act 1915	6.900	09/02/2017	09/01/2008	A	20,017
50,000	Fairfax, CA GO	6.100	08/01/2025	08/01/2008	A	50,625
25,000	Fairfield, CA Improvement Bond Act 1915 (Green Valley Road/Mangels Blvd.)	7.200	09/02/2009	09/02/2008	A	25,831
5,000	Fairfield, CA Improvement Bond Act 1915 (Green Valley Road/Mangels Blvd.)	7.375	09/02/2018	09/02/2008	A	5,157
15,000	Florin, CA Resource Conservation District COP[7]	6.000	02/01/2029	04/03/2027	B	14,394
10,000	Folsom, CA Improvement Bond Act 1915	6.500	09/02/2013	09/02/2008	A	10,013
F13 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity*
Amount		Coupon	Maturity	(Unaudited)		Value

California Continued
$20,000	Folsom, CA Public Financing Authority	5.000%	11/01/2028	09/25/2024	B	$19,477
25,000	Folsom, CA Public Financing Authority	5.400	09/02/2020	08/14/2017	B	23,650
25,000	Folsom, CA Public Financing Authority	5.625	09/02/2020	06/15/2017	B	24,463
30,000	Folsom, CA Public Financing Authority	6.400	09/02/2009	09/02/2008	A	30,083
10,000	Folsom, CA Public Financing Authority	6.875	09/02/2019	09/02/2008	A	10,010
25,000	Folsom, CA Public Financing Authority	7.200	09/02/2019	09/02/2008	A	25,026
30,000	Folsom, CA Special Tax Community Facilities District No. 7	6.000	09/01/2024	08/22/2020	B	29,498
265,000	Fontana, CA Special Tax (Citrus)	5.000	09/01/2020	09/01/2020		240,848
10,000	Fontana, CA Special Tax Community Facilities District No. 4	7.125	10/01/2015	10/01/2008	A	10,032
25,000	Fowler, CA Public Financing Authority	6.750	09/15/2023	09/15/2009	A	25,468
30,000	Fremont, CA Unified School District[1]	5.250	09/01/2016	09/01/2008	A	30,662
25,000	Fresno, CA Unified School District COP[1]	4.625	05/01/2011	11/01/2008	A	25,112
100,000	Fresno, CA Water System, Series A	5.000	06/01/2024	05/27/2022	B	98,064
25,000	Fullerton, CA Community Facilities District No. 1 Special Tax (Amerige Heights)	6.200	09/01/2032	09/01/2012	A	25,263
80,000	Fullerton, CA School District Special Tax	6.300	09/01/2023	09/01/2013	A	82,049
10,000	Galt, CA Improvement Bond Act 1915	5.900	09/02/2022	09/02/2022		9,929
50,000	Garden Grove, CA COP (Bahia Village/Emerald Isle)[1]	5.700	08/01/2023	08/01/2008	A	50,207
50,000	Garden Grove, CA Hsg. Authority (Rose Garden)	6.375	07/01/2012	12/25/2010	B	49,758
20,000	Granada, CA Sanitation District Improvement Bond Act 1915	6.125	09/02/2022	03/02/2011	A	20,105
950,000	Grass Valley, CA Redevel. Agency Tax Allocation	6.400	12/01/2034	12/01/2008	A	974,719
15,000	Greenfield, CA Redevel. Agency	6.000	02/01/2029	02/01/2012	A	15,016
10,000	Hawthorne, CA Community Redevel. Agency Special Tax	6.450	10/01/2017	10/01/2008	A	10,298
10,000	Hawthorne, CA Community Redevel. Agency Special Tax	6.600	10/01/2019	10/01/2008	A	10,286
880,000	Hawthorne, CA Community Redevel. Agency Special Tax	6.750	10/01/2025	10/01/2012	A	902,290
145,000	Hawthorne, CA Parking Authority	8.000	09/01/2015	09/01/2008	A	149,350
135,000	Hawthorne, CA Parking Authority	8.125	09/01/2019	09/01/2008	A	135,813
45,000	Hayward, CA Improvement Bond Act 1915	7.100	09/02/2018	09/01/2008	A	45,047
50,000	Hayward, CA Public Finance Authority (Hayward Water System)[1]	5.000	06/01/2011	12/01/2008	A	50,092
50,000	Hayward, CA Public Finance Authority (Hayward Water System)[1]	5.100	06/01/2013	12/01/2008	A	50,096
40,000	Healdsburg, CA Community Redevel. Agency (Sotoyome Community Devel.)[1]	5.250	12/01/2025	12/01/2008	A	40,048
F14 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity*
Amount		Coupon	Maturity	(Unaudited)		Value

California Continued
$2,000,000	Hesperia, CA Public Financing Authority, Tranche A	6.250%	09/01/2035	09/01/2035		$1,970,340
2,250,000	Hi-Desert, CA Memorial Health Care District	5.500	10/01/2015	10/01/2008	A	2,251,575
10,000	Hollister, CA Improvement Bond Act 1915	7.125	09/02/2022	09/02/2008	A	10,308
15,000	Huntington Beach, CA Community Facilities District	5.400	10/01/2020	10/01/2011	A	15,003
20,000	Huntington Beach, CA Community Facilities District Special Tax	6.250	09/01/2027	04/14/2026	B	19,899
25,000	Huntington Beach, CA Public Financing Authority[1]	5.500	12/15/2022	12/15/2008	A	25,230
10,000	Huntington Beach, CA Public Financing Authority[1]	5.500	12/15/2027	12/15/2008	A	10,067
35,000	Imperial County, CA Special Tax	6.500	09/01/2031	03/04/2026	B	34,853
50,000	Indio, CA Community Facilities District Special Tax (Talavera)	5.000	09/01/2017	09/01/2017		48,455
100,000	Indio, CA Hsg. (Olive Court Apartments)[1]	6.375	12/01/2026	12/01/2009	A	100,563
20,000	Indio, CA Improvement Bond Act 1915	6.350	09/02/2027	09/02/2014	A	20,456
20,000	Indio, CA Improvement Bond Act 1915	6.375	09/02/2027	09/02/2014	A	20,088
25,000	Industry, CA Urban Devel. Agency[1]	5.000	05/01/2024	05/01/2020	A	25,534
16,740,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	4.625	06/01/2021	06/23/2013	B	15,402,976
150,000	Irvine, CA Improvement Bond Act 1915	5.550	09/02/2026	06/15/2023	B	144,024
20,000	Irvine, CA Improvement Bond Act 1915	5.600	09/02/2022	11/21/2019	B	19,737
30,000	Irvine, CA Improvement Bond Act 1915	5.625	09/02/2024	04/30/2022	B	29,377
25,000	Irvine, CA Mobile Home Park (Meadows Mobile Home Park)	6.050	03/01/2028	02/23/2024	B	23,866
100,000	Irvine, CA Unified School District Special Tax Community Facilities District No. 86-1[1]	5.500	11/01/2013	11/01/2008	A	102,226
30,000	Jefferson, CA Union High School District	5.000	08/01/2024	08/01/2009	A	30,101
25,000	Jefferson, CA Union High School District	5.125	08/01/2029	08/01/2009	A	25,030
80,000	Jurupa, CA Community Facilities District Special Tax	5.875	09/01/2033	03/26/2029	B	74,831
50,000	Jurupa, CA Community Services District COP	5.125	09/01/2013	09/01/2008	A	50,051
20,000	Jurupa, CA Community Services District Special Tax	6.125	09/01/2032	08/26/2028	B	20,029
70,000	Kern County, CA (Fire Dept.) COP[1]	5.250	05/01/2013	11/01/2008	A	70,490
50,000	Kern County, CA (Fire Dept.) COP[1]	5.250	05/01/2015	11/01/2008	A	50,350
25,000	King, CA Community Devel. Agency Tax Allocation (King City Redevel.)	7.000	09/01/2021	09/01/2008	A	25,022
5,000	Kingsburg, CA Public Financing Authority	7.800	09/15/2010	09/15/2008	A	5,016
15,000	Kingsburg, CA Public Financing Authority	8.000	09/15/2021	09/15/2008	A	15,022
100,000	La Canada Flintridge, CA (City Hall Acquisition) COP[1]	5.250	12/01/2021	12/01/2008	A	100,630
F15 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity*
Amount		Coupon	Maturity	(Unaudited)		Value

California Continued
$30,000	La Habra, CA Redevel. Agency Community Facilities District	6.000%	09/01/2014	09/02/2008	A	$30,025
10,000	La Habra, CA Redevel. Agency Community Facilities District	6.000	09/01/2019	09/02/2008	A	10,000
55,000	La Mesa, CA Improvement Bond Act 1915	5.750	09/02/2023	08/18/2019	B	52,776
315,000	La Quinta, CA Redevel. Agency Tax Allocation[1]	5.200	09/01/2028	09/01/2009	A	315,775
15,000	La Verne, CA COP[1]	6.000	11/01/2018	11/01/2008	A	15,121
1,835,000	Lake Elsinore, CA Improvement Bond Act 1915	7.000	09/02/2030	09/02/2010	A	1,909,207
60,000	Lake Elsinore, CA School Financing Authority[1]	6.000	09/01/2011	09/01/2008	A	60,085
500,000	Lake Elsinore, CA Special Tax	5.100	09/01/2022	04/17/2021	B	464,555
1,135,000	Lake Elsinore, CA Unified School District	5.300	09/01/2026	11/01/2024	B	1,040,375
50,000	Lammersville, CA School District Community Facilities District (Mountain House)	6.300	09/01/2024	09/01/2012	A	50,513
60,000	Lancaster, CA Community Facilities District Special Tax	6.000	10/01/2016	10/01/2010	A	60,557
20,000	Lancaster, CA Redevel. Agency (Desert Sands Mobile Home Park)	6.375	11/01/2027	11/01/2009	A	20,074
115,000	Lathrop, CA Financing Authority (Water Supply)	5.700	06/01/2019	06/01/2019		112,189
15,000	Lathrop, CA Financing Authority (Water Supply)	5.750	06/01/2020	06/01/2020		14,616
50,000	Lathrop, CA Financing Authority (Water Supply)	5.900	06/01/2023	06/01/2023		48,530
1,440,000	Lathrop, CA Financing Authority (Water Supply)	5.900	06/01/2027	12/26/2025	B	1,407,082
1,075,000	Lathrop, CA Financing Authority (Water Supply)	6.000	06/01/2035	03/21/2032	B	1,064,282
10,000	Lathrop, CA Improvement Bond Act 1915	6.000	09/02/2021	09/02/2021		9,879
15,000	Lathrop, CA Improvement Bond Act 1915 (Louise Avenue)	6.875	09/02/2017	09/01/2008	A	15,460
10,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	6.000	09/02/2023	09/02/2023		9,800
60,000	Lathrop, CA Improvement Bond Act 1915 (Mossdale Village)	6.125	09/02/2028	10/15/2026	B	58,609
150,000	Lincoln, CA Improvement Bond Act 1915 Public Financing Authority (Twelve Bridges)	6.200	09/02/2025	09/02/2011	A	151,181
10,000	Lincoln, CA Public Financing Authority (Public Safety & Corp. Yard)[1]	5.000	08/01/2028	11/26/2024	B	9,913
25,000	Lincoln, CA Public Financing Authority (Twelve Bridges)	6.125	09/02/2027	09/02/2011	A	25,134
25,000	Livermore, CA Capital Projects Financing Authority	5.650	09/02/2016	09/01/2008	A	25,246
F16 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity*
Amount		Coupon	Maturity	(Unaudited)		Value

California Continued
$15,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	5.750%	09/01/2012	09/01/2010	A	$15,312
50,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	6.400	09/01/2026	09/01/2010	A	50,119
15,000	Livermore, CA Community Facilities District Special Tax (Tri Valley Tech Park)	6.400	09/01/2030	09/01/2010	A	15,027
50,000	Long Beach, CA Airport COP[1]	5.000	06/01/2016	12/01/2008	A	50,088
50,000	Long Beach, CA Bond Finance Authority (Civic Center)[1]	5.000	10/01/2027	10/01/2009	A	50,002
25,000	Long Beach, CA Special Tax (Pike)	6.250	10/01/2026	02/25/2023	B	25,184
35,000	Long Beach, CA Special Tax (Pine Avenue)	6.375	09/01/2023	09/01/2011	A	35,357
20,000	Long Beach, CA Unified School District	5.300	08/01/2018	08/01/2008	A	20,040
50,000	Long Beach, CA Unified School District	5.500	08/01/2029	08/01/2008	A	50,068
10,000	Los Angeles County, CA Community Facilities District No. 4 Special Tax	7.750	09/01/2017	09/01/2008	A	10,017
50,000	Los Angeles County, CA COP (Insured Health Clinic)[1]	5.750	01/01/2024	01/01/2009	A	50,031
85,000	Los Angeles County, CA COP (Insured Health Clinic)[1]	5.800	12/01/2023	12/01/2008	A	85,320
10,000	Los Angeles County, CA Metropolitan Transportation Authority[1]	5.000	07/01/2015	07/01/2009	A	10,335
25,000	Los Angeles County, CA Metropolitan Transportation Authority[1]	5.000	07/01/2023	07/01/2010	A	25,222
5,000	Los Angeles County, CA Metropolitan Transportation Authority	5.000	07/01/2023	07/01/2009	A	5,015
100,000	Los Angeles, CA Community Facilities District Special Tax (Cascade Business Park)	6.400	09/01/2022	09/01/2009	A	100,497
45,000	Los Angeles, CA Community Redevel. Agency (Angeles Plaza)[1]	7.400	06/15/2010	06/15/2009		46,038
25,000	Los Angeles, CA Community Redevel. Agency (Cinerama Dome Public Parking)	5.700	07/01/2020	07/01/2020		22,940
40,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.100	12/01/2015	11/01/2008	A	40,002
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2017	12/01/2017		49,997
50,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2018	12/01/2018		49,736
120,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.200	12/01/2019	12/01/2019		118,016
35,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.250	12/01/2020	12/01/2020		34,203
55,000	Los Angeles, CA Community Redevel. Agency (Grand Central Square)[1]	5.250	12/01/2021	12/01/2021		53,466
F17 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity*
Amount		Coupon	Maturity	(Unaudited)		Value

California Continued
$25,000	Los Angeles, CA Community Redevel. Agency (Hoover Redevel.)[1]	5.500%	09/01/2014	09/01/2008	A	$25,058
140,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.500	05/15/2009	11/15/2008	A	140,283
15,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.500	05/15/2015	11/15/2008	A	15,030
20,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.625	05/15/2012	11/15/2008	A	20,042
60,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.625	05/15/2013	11/15/2008	A	60,126
15,000	Los Angeles, CA Dept. of Water & Power[1]	4.750	08/15/2017	08/15/2008	A	15,024
10,000	Los Angeles, CA Dept. of Water & Power	4.750	10/15/2020	10/15/2008	A	10,016
5,000	Los Angeles, CA Dept. of Water & Power[1]	5.000	07/01/2024	07/01/2009	A	5,048
5,000	Los Angeles, CA Hsg. Authority (Multifamily)[1]	5.750	01/01/2024	01/01/2009	A	5,020
75,000	Los Angeles, CA Mtg. (Section 8)[1]	5.350	07/01/2022	01/01/2009	A	75,038
25,000	Los Angeles, CA Mtg. (Section 8)[1]	6.500	07/01/2022	09/01/2008	A	25,342
30,000	Los Angeles, CA Multifamily Hsg. (Arminta North & South)[1]	7.700	06/20/2028	12/20/2008	A	31,195
45,000	Los Angeles, CA Multifamily Hsg. (Earthquake Rehabilitation)[1]	5.900	01/01/2030	07/01/2009	A	45,009
10,000	Los Angeles, CA Multifamily Hsg. (Palms Apartments)	5.300	07/01/2018	07/01/2010	A	10,413
1,200,000	Los Angeles, CA Multifamily Hsg. (Park Plaza West)	5.500	01/20/2043	01/06/2038	B	1,127,904
100,000	Los Angeles, CA Regional Airports Improvement Corp. (Laxfuel Corp.)[1]	5.250	01/01/2023	07/07/2022	B	96,948
75,000	Los Banos, CA Sewer System COP[1]	5.000	12/01/2019	12/01/2008	A	75,141
15,000	Los Banos, CA Unified School District COP[1]	5.625	08/01/2016	08/01/2008	A	15,037
25,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.000	03/15/2023	03/15/2010	A	25,134
325,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.750	03/15/2028	09/15/2008	A	325,536
50,000	Mammoth Lakes, CA Community Facilities District (North Village Area)	5.750	10/01/2033	09/17/2029	B	45,987
20,000	Manhattan Beach, CA Water & Wastewater Authority COP[1]	5.750	09/01/2020	09/01/2008	A	20,049
10,000	Martinez, CA Mtg. (Ridgecrest Apartments)[1]	5.625	07/01/2025	01/01/2009	A	10,006
25,000	Menifee, CA Union School District Special Tax	6.050	09/01/2026	10/14/2024	B	24,264
125,000	Mill Valley, CA COP (The Redwoods)[1]	5.750	12/01/2020	12/01/2008	A	126,280
10,000	Milpitas, CA Improvement Bond Act 1915	5.700	09/02/2018	10/11/2016	B	9,875
395,000	Modesto, CA Irrigation District COP[1]	5.300	07/01/2022	01/01/2009	A	395,600
3,080,000	Modesto, CA Irrigation District COP[1]	5.300	07/01/2022	01/01/2009	A	3,080,955
F18 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity*
Amount		Coupon	Maturity	(Unaudited)		Value

California Continued
$25,000	Monrovia, CA Redevel. Agency Public Parking Facilities[1]	5.200%	04/01/2013	10/01/2008	A	$25,049
10,000	Montclair, CA Redevel. Agency Mobile Home Park (Augusta Homes Villa Del Arroyo)	6.100	11/15/2037	09/06/2034	B	9,646
25,000	Montclair, CA Redevel. Agency Mobile Home Park (Hacienda Mobile Home Park)	6.000	11/15/2029	02/08/2027	B	24,224
20,000	Montclair, CA Redevel. Agency Mobile Home Park (Villa Mobile Home Park)	6.100	06/15/2029	07/16/2023	B	19,409
10,000	Montebello, CA Community Redevel. Agency (South Montebello)	5.500	09/01/2022	03/27/2021	B	9,533
5,000	Monterey County, CA Hsg. Authority (Parkside Manor Apartments)[1]	6.000	01/01/2029	10/01/2010	C	4,765
10,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.500	03/01/2010	09/01/2008	A	10,074
30,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.500	03/01/2011	09/01/2008	A	30,287
65,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.600	03/01/2012	09/01/2008	A	65,776
50,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.600	03/01/2013	09/01/2008	A	50,714
65,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.700	03/01/2015	09/01/2008	A	66,234
20,000	Monterey, CA Joint Powers Financing Authority (Materials Recovery Facilities)	5.700	03/01/2016	09/01/2008	A	20,427
95,000	Moorpark, CA Mobile Home Park (Villa Del Arroyo)	6.300	05/15/2030	05/14/2026	B	93,606
110,000	Moorpark, CA Mobile Home Park (Villa Del Arroyo)	7.050	05/15/2035	08/17/2029	B	109,760
10,000	Moorpark, CA Mobile Home Park (VillaDel Arroyo)	7.000	05/15/2020	12/26/2008	A	10,001
140,000	Moorpark, CA Special Tax Community Facilities District No. 97-1	6.700	09/01/2027	09/01/2009	A	141,261
15,000	Morgan Hill, CA Improvement Bond Act 1915	5.600	09/02/2011	09/02/2008	A	15,013
125,000	Morgan Hill, CA Improvement Bond Act 1915	5.600	09/02/2018	04/30/2016	B	123,714
140,000	Morgan Hill, CA Improvement Bond Act 1915	5.650	09/02/2023	10/12/2021	B	134,863
350,000	Mountain View, CA Shoreline Regional Park Community[1]	5.500	08/01/2013	08/01/2008	A	350,805
205,000	Mountain View, CA Shoreline Regional Park Community[1]	5.500	08/01/2021	08/01/2008	A	205,371
10,000	Murrieta County, CA Water District	6.500	10/01/2015	10/01/2010	A	10,423
30,000	Murrieta County, CA Water District Special Tax Community Facilities District No. 88-1	6.700	12/01/2030	12/01/2010	A	30,518
10,000	Murrieta, CA Community Facilities District Special Tax (Blackmore Ranch)	6.100	09/01/2034	09/23/2027	B	9,640
F19 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity*
Amount		Coupon		Maturity	(Unaudited)		Value

California Continued
$20,000	Murrieta, CA Community Facilities District Special Tax (Bluestone)	6.300%		09/01/2031	05/06/2029	B	$19,948
700,000	Murrieta, CA Community Facilities District Special Tax (Bremerton)	5.625		09/01/2034	01/13/2031	B	650,370
105,000	Murrieta, CA Community Facilities District Special Tax (Murrieta Springs)	5.500		09/01/2034	10/09/2032	B	91,944
55,000	Murrieta, CA Improvement Bond Act 1915	6.375		09/01/2031	09/01/2013	A	56,069
50,000	Murrieta, CA Water Public Financing Authority[1]	5.700		10/01/2021	10/01/2008	A	50,261
1,020,000	Napa-Vallejo, CA Waste Management Authority (Solid Waste Transfer Facility)	5.300		02/15/2012	02/15/2012		1,019,490
10,000	Needles, CA Public Utility Authority	6.350		02/01/2012	02/01/2009	A	10,096
190,000	Needles, CA Public Utility Authority	6.650		02/01/2032	02/01/2009	A	190,631
40,000	New Haven, CA Unified School District	5.250	[2]	08/01/2018	08/01/2018		23,834
15,000	Northern CA Power Agency (Hydroelectric)[1]	5.000		07/01/2018	01/01/2009	A	15,175
5,000	Northern CA Power Agency (Hydroelectric)	5.200		07/01/2032	07/01/2010	A	5,008
2,680,000	Northern CA Tobacco Securitization Authority (TASC)[1]	4.750		06/01/2023	07/18/2011	C	2,442,230
35,000	Novato, CA GO1	5.000		08/01/2012	08/01/2008	A	35,359
30,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	5.900		06/01/2014	12/01/2008	A	30,260
10,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.000		06/01/2019	06/01/2009	A	10,014
50,000	Oakdale, CA Public Financing Authority Tax Allocation (Central City Redevel.)	6.100		06/01/2027	03/29/2024	B	48,767
25,000	Ontario, CA Improvement Bond Act 1915	6.800		09/02/2013	09/02/2008	A	25,040
25,000	Orange County, CA Community Facilities District (Ladera Ranch)	5.550		08/15/2033	06/02/2029	B	24,369
15,000	Orange County, CA Improvement Bond Act 1915	5.500		09/02/2016	09/02/2008	A	15,002
10,000	Orange County, CA Improvement Bond Act 1915 (Irvine Coast Assessment)	5.375		09/02/2012	09/02/2008	A	10,008
115,000	Orange County, CA Improvement Bond Act 1915 (Irvine Coast Assessment)	5.500		09/02/2018	03/08/2018	B	114,949
20,000	Orange County, CA Improvement Bond Act 1915 (Irvine Coast Assessment)	5.850		09/02/2013	09/02/2008	A	20,519
55,000	Oroville, CA Hospital[1]	5.400		12/01/2022	12/01/2008	A	55,020
1,415,000	Oxnard, CA Harbor District[1]	5.550		08/01/2013	08/01/2009	A	1,420,250
25,000	Oxnard, CA Improvement Bond Act 1915	5.625		09/02/2027	10/10/2025	B	24,176
40,000	Oxnard, CA School District COP	5.550		08/01/2021	08/01/2008	A	40,158
20,000	Oxnard, CA School District, Series A	5.250		08/01/2027	07/24/2023	B	20,157
10,000	Oxnard, CA Special Tax Community Facilities District No. 1	6.000		09/01/2027	04/13/2026	B	10,026
25,000	Palm Desert, CA Financing Authority[1]	5.200		10/01/2028	10/01/2009	A	25,066
F20 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity*
Amount		Coupon	Maturity	(Unaudited)		Value

California Continued
$250,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)	6.000%	07/01/2018	08/09/2016	B	$247,505
45,000	Palm Springs, CA Financing Authority (Palm Springs Regional Airport)[1]	5.500	01/01/2028	01/01/2010	A	44,732
125,000	Palmdale, CA Community Facilities District Special Tax	5.400	09/01/2035	10/09/2033	B	94,409
250,000	Palmdale, CA Community Redevel. Agency	5.750	08/01/2009	08/01/2008	A	250,525
100,000	Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)[1]	5.100	09/02/2024	03/02/2013	A	102,001
100,000	Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)[1]	5.125	09/02/2025	03/02/2013	A	101,566
45,000	Palo Alto, CA Improvement Bond Act 1915 (University Ave. Area)[1]	5.700	09/02/2018	03/02/2014	A	45,221
25,000	Pasadena, CA Public Financing Authority (Orange Grove & Villa-Parke)	5.450	06/01/2012	12/01/2008	A	25,070
275,000	Perris, CA Community Facilities District Special Tax	6.375	09/01/2032	01/28/2029	B	275,666
60,000	Perris, CA Public Financing Authority	5.750	09/01/2024	10/14/2021	B	59,593
160,000	Perris, CA Public Financing Authority	7.875	09/01/2025	09/01/2008	A	160,179
20,000	Perris, CA Public Financing Authority, Series A	6.125	09/01/2034	09/01/2016	A	20,106
10,000	Petaluma, CA Improvement Bond Act 1915	6.000	09/02/2020	03/02/2009	A	10,007
60,000	Pittsburg, CA Improvement Bond Act 1915	6.300	09/02/2025	09/02/2008	A	60,005
10,000	Pittsburg, CA Improvement Bond Act 1915	6.350	09/02/2031	05/10/2029	B	9,999
20,000	Pittsburg, CA Improvement Bond Act 1915 (San Marco Phase I)	6.350	09/02/2031	01/27/2028	B	20,022
50,000	Pittsburg, CA Infrastructure Financing Authority	5.850	09/02/2015	09/02/2010	A	50,371
130,000	Pittsburg, CA Infrastructure Financing Authority, Series B	6.000	09/02/2024	02/03/2020	B	129,132
45,000	Placentia, CA Public Financing Authority[1]	5.450	09/01/2015	09/01/2008	A	45,101
10,000	Placer County, CA Community Facilities District	6.500	09/01/2026	09/01/2012	A	10,083
5,000	Placer County, CA Community Facilities District Special Tax No. 2001-1 (Dry Creek)	6.300	09/01/2019	09/01/2010	A	5,093
10,000	Pleasant Hill, CA Special Tax Downtown Community Facilities District No. 1	5.875	09/01/2025	03/29/2024	B	9,604
50,000	Pomona, CA Unified School District[1]	5.100	08/01/2028	08/01/2008	A	50,059
515,000	Port of Oakland, CA Series K1	5.750	11/01/2021	05/01/2010	A	515,500
100,000	Port Redwood City, CA GO1	5.400	06/01/2019	01/24/2017	B	99,144
20,000	Poway, CA Public Financing Authority (Water Services)[1]	5.500	11/01/2015	11/01/2008	A	20,047
30,000	Poway, CA Unified School District Special Tax Community Facilities District No. 10	5.750	09/01/2032	03/01/2028	B	28,339
25,000	Poway, CA Unified School District Special Tax Community Facilities District No. 10	5.950	09/01/2018	09/01/2009	A	25,166
F21 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity*
Amount		Coupon	Maturity	(Unaudited)		Value

California Continued
$35,000	Poway, CA Unified School District Special Tax Community Facilities District No. 10	6.100%	09/01/2031	03/24/2029	B	$34,720
200,000	Poway, CA Unified School District Special Tax Community Facilities District No. 6[1]	5.600	09/01/2033	06/18/2030	B	196,030
10,000	Rancho Cucamonga, CA Public Finance Authority	6.000	09/02/2020	09/02/2011	A	10,037
20,000	Rancho Mirage, CA Improvement Bond Act 1915	5.500	09/02/2024	05/02/2022	B	18,519
30,000	Rancho Mirage, CA Improvement Bond Act 1915	5.750	09/02/2022	03/28/2021	B	29,361
35,000	Rancho Santa Fe, CA Community Services District Special Tax	6.600	09/01/2020	09/01/2010	A	35,609
440,000	Rancho Santa Fe, CA Community Services District Special Tax	6.700	09/01/2030	09/01/2010	A	445,980
25,000	Redding, CA Improvement Bond Act 1915 (Tierra Oaks Assessment District 1993-1)	7.000	09/02/2013	09/02/2008	A	25,793
10,000	Redlands, CA Community Facilities District	5.850	09/01/2033	05/27/2031	B	9,323
100,000	Redwood City, CA Special Tax	5.750	09/01/2027	06/20/2024	B	93,463
50,000	Reedley, CA COP (Sierra View Homes)[1]	5.850	03/01/2021	09/01/2008	A	50,110
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.000	09/01/2016	09/01/2016		48,116
25,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.050	09/01/2017	09/01/2017		23,898
65,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.125	09/01/2018	09/01/2018		61,968
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.200	09/01/2019	09/01/2019		94,865
100,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2020	09/01/2020		94,558
50,000	Rialto, CA Special Tax Community Facilities District No. 2006-1	5.250	09/01/2021	09/01/2021		46,782
80,000	River Islands, CA Public Financing Authority	6.000	09/01/2027	06/21/2024	B	76,966
100,000	River Islands, CA Public Financing Authority	6.150	09/01/2035	06/23/2032	B	92,286
250,000	Riverside County, CA Community Facilities District Special Tax	5.000	09/01/2012	09/01/2012		250,493
15,000	Riverside County, CA Community Facilities District Special Tax	6.000	09/01/2030	05/01/2028	B	14,354
150,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.100	09/01/2013	09/01/2013		149,855
215,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.150	09/01/2014	09/01/2014		214,226
385,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.200	09/01/2015	09/01/2015		380,076
F22 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity*
Amount		Coupon	Maturity	(Unaudited)		Value

California Continued
$225,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.250%	09/01/2016	09/01/2016		$220,282
1,255,000	Riverside County, CA Community Facilities District Special Tax No. 87-1	5.500	09/01/2020	03/27/2019	B	1,197,910
335,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	4.950	09/01/2008	09/01/2008		335,389
370,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.150	09/01/2010	09/01/2010		376,168
200,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.300	09/01/2011	09/01/2011		203,428
210,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.350	09/01/2012	09/01/2012		213,410
430,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.400	09/01/2013	09/01/2013		435,981
450,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.450	09/01/2014	09/01/2014		455,900
475,000	Riverside County, CA Community Facilities District Special Tax No. 88-8	5.500	09/01/2015	09/01/2015		477,879
105,000	Riverside County, CA Public Financing Authority (Menifee Village)	7.150	09/01/2011	09/01/2008	A	105,231
505,000	Riverside County, CA Public Financing Authority COP	5.750	05/15/2019	05/15/2009	A	505,980
630,000	Riverside County, CA Public Financing Authority Improvement Bond Act 1915 (Rancho Village)	6.250	09/02/2013	06/18/2009	C	648,692
200,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Business)	6.250	09/02/2029	10/17/2027	B	198,712
15,000	Riverside, CA Improvement Bond Act 1915 (Sycamore Canyon Assessment District)	8.500	09/02/2012	09/02/2008	A	15,047
10,000	Riverside, CA Unified School District[1]	5.000	02/01/2027	08/07/2025	B	9,858
100,000	Riverside, CA Unified School District	5.350	09/01/2024	03/04/2024	B	91,562
90,000	Riverside, CA Unified School District	5.450	09/01/2025	10/10/2023	B	82,722
100,000	Riverside, CA Unified School District	5.500	09/01/2034	10/10/2032	B	88,363
80,000	Riverside, CA Unified School District	5.700	09/01/2034	01/01/2031	B	72,852
10,000	Riverside, CA Unified School District	6.000	09/01/2029	05/25/2023	B	9,590
20,000	Rocklin, CA Redevel. Agency Tax Allocation (Rocklin Redevel.)	5.500	09/01/2031	09/01/2031		19,589
25,000	Romoland, CA School District Special Tax	6.000	09/01/2033	11/10/2029	B	23,773
50,000	Romoland, CA School District Special Tax	6.375	09/01/2033	09/27/2026	B	50,068
50,000	Romoland, CA School District Special Tax	6.375	09/01/2033	06/04/2031	B	50,068
45,000	Roseville, CA Special Tax (North Central Community District)	5.800	09/01/2017	09/01/2011	A	45,382
20,000	Roseville, CA Special Tax (Stoneridge)	6.000	09/01/2020	09/01/2013	A	22,370
F23 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

					Effective
Principal					Maturity*
Amount		Coupon		Maturity	(Unaudited)		Value

California Continued
$25,000	Sacramento County, CA COP[1]	5.375%		02/01/2019	08/01/2008	A	$25,302
1,000,000	Sacramento County, CA Hsg. Authority (Cottage Estates Apartments)[1]	6.000		02/01/2033	08/01/2012	A	1,002,110
20,000	Sacramento County, CA Sanitation District Financing Authority[1]	5.600		12/01/2017	12/01/2008	A	20,053
375,000	Sacramento, CA Cogeneration Authority[1]	5.200		07/01/2021	01/01/2009	A	375,563
10,000	Sacramento, CA Improvement Bond Act 1915 (Citywide Landscaping & Lighting)[1]	5.500		09/02/2016	09/02/2008	A	10,025
30,000	Sacramento, CA Municipal Utility District[1]	5.125		07/01/2022	07/01/2009	A	30,077
55,000	Sacramento, CA Municipal Utility District	5.750		11/15/2009	11/15/2008	A	57,488
20,000	Sacramento, CA Municipal Utility District[1]	8.000		11/15/2010	11/15/2008	A	20,550
70,000	Sacramento, CA Special Tax	5.700		12/01/2020	09/15/2017	B	68,069
30,000	Sacramento, CA Special Tax (North Natomas Community Facilities)	6.300		09/01/2026	03/01/2011	A	30,253
10,000	Saddleback Valley, CA Unified School District[1]	5.650		09/01/2017	09/01/2008	A	10,025
5,000	Saddleback Valley, CA Unified School District	7.200		12/01/2011	12/01/2008	A	5,046
95,000	Salida, CA Public Facilities Financing Agency[1]	5.250		09/01/2028	09/01/2009	A	95,283
100,000	Salinas, CA Improvement Bond Act 1915	5.450		09/02/2013	09/02/2013		101,167
50,000	Salinas, CA Improvement Bond Act 1915 (Bella Vista)	5.500		09/02/2013	09/02/2008	A	51,481
30,000	Salinas, CA Redevel. Agency Tax Allocation (Central City Revitalization)[1]	5.500		11/01/2010	11/01/2008	A	30,211
220,000	Salinas, CA Redevel. Agency Tax Allocation (Central City Revitalization)[1]	5.500		11/01/2023	11/01/2008	A	221,192
290,000	San Bernardino County, CA (Single Family Mtg.)	5.376	[2]	05/01/2031	05/01/2031		67,373
885,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.000		08/01/2026	02/04/2026	B	850,476
725,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.000		08/01/2028	08/01/2008	A	725,094
95,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.250		08/01/2016	08/01/2008	A	95,191
125,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.500		08/01/2019	08/01/2008	A	125,086
20,000	San Bernardino County, CA COP (Medical Center Financing)	5.500		08/01/2022	08/01/2008	A	20,034
305,000	San Bernardino County, CA COP (Medical Center Financing)[1]	5.500		08/01/2024	08/01/2008	A	305,116
60,000	San Bernardino County, CA Hsg. Authority (Glen Aire Mobile Home Park)	6.700		12/20/2041	11/20/2011	A	64,729
110,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500		12/01/2020	12/01/2008	A	110,086
F24 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity*
Amount		Coupon	Maturity	(Unaudited)		Value

California Continued
$25,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease)[1]	5.500%	12/01/2020	12/01/2008	A	$25,058
75,000	San Bernardino, CA Joint Powers Financing Authority (City Hall)[1]	5.600	01/01/2015	01/01/2009	A	75,917
150,000	San Bernardino, CA Joint Powers Financing Authority (Tax Allocation)	6.625	04/01/2026	04/01/2012	A	153,947
685,000	San Bernardino, CA Mountains Community Hospital District COP[7]	5.000	02/01/2017	03/07/2015	B	616,836
15,000	San Bernardino, CA Redevel. Agency (Ramona Senior Complex)	7.875	07/01/2025	12/17/2018	B	14,182
25,000	San Diego County, CA COP (Central Jail)[1]	5.000	10/01/2025	10/01/2009	A	24,884
95,000	San Diego County, CA COP (San Diego Hospital Assoc./Sharp Memorial Hospital Obligated Group)[1]	5.000	08/15/2018	08/15/2010	A	96,133
70,000	San Diego County, CA COP (San Diego Hospital Assoc./Sharp Memorial Hospital Obligated Group)[1]	5.000	08/15/2028	05/04/2024	B	68,354
10,000,000	San Diego, CA Certificates (Water Utility Fund)[1]	5.200	08/01/2024	08/01/2008	A	10,114,600
50,000	San Diego, CA COP (Balboa & Mission Bay Parks)[1]	5.500	11/01/2009	11/01/2008	A	50,107
25,000	San Diego, CA COP (Balboa & Mission Bay Parks)[1]	5.600	11/01/2010	11/01/2008	A	25,058
320,000	San Diego, CA COP (Balboa & Mission Bay Parks)[1]	5.600	11/01/2010	11/01/2008	A	320,707
35,000	San Diego, CA COP (Balboa & Mission Bay Parks)[1]	5.800	11/01/2016	11/01/2008	A	35,048
105,000	San Diego, CA COP (Balboa & Mission Bay Parks)[1]	6.000	11/01/2019	11/01/2008	A	105,133
25,000	San Diego, CA COP (Balboa & Mission Bay Parks)[1]	6.000	11/01/2020	11/01/2008	A	25,031
165,000	San Diego, CA Mtg. (Mariners Cove)[1]	5.800	09/01/2015	09/01/2008	A	165,249
65,000	San Diego, CA Public Facilities Financing Authority[1]	5.000	05/15/2015	11/15/2008	A	65,043
1,030,000	San Diego, CA Public Facilities Financing Authority[1]	5.000	05/15/2020	05/15/2009	A	1,030,041
1,285,000	San Diego, CA Public Facilities Financing Authority[1]	5.000	05/15/2025	06/20/2023	B	1,260,585
200,000	San Diego, CA Public Facilities Financing Authority[1]	5.200	05/15/2013	11/15/2008	A	200,220
2,115,000	San Diego, CA Public Facilities Financing Authority	5.250	05/15/2020	11/15/2008	A	2,116,332
25,000	San Diego, CA Public Facilities Financing Authority	5.250	05/15/2022	05/15/2009	A	25,038
F25 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity*
Amount		Coupon	Maturity	(Unaudited)		Value

California Continued
$25,000	San Diego, CA Public Facilities Financing Authority[1]	5.250%	05/15/2022	05/15/2009	A	$25,038
3,540,000	San Diego, CA Public Facilities Financing Authority[1]	5.250	05/15/2027	06/21/2025	B	3,531,327
70,000	San Diego, CA Public Facilities Financing Authority[1]	5.250	05/15/2027	06/21/2025	B	68,845
15,000	San Diego, CA Public Facilities Financing Authority[1]	5.375	05/15/2017	11/15/2008	A	15,086
10,000	San Diego, CA Redevel. Agency (Central Imperial)	6.600	10/01/2030	10/01/2010	A	10,183
120,000	San Diego, CA Sewer, Series A1	5.000	05/15/2013	11/15/2008	A	120,220
725,000	San Diego, CA Sewer, Series A1	5.250	05/15/2020	11/15/2008	A	728,930
35,000	San Diego, CA Sewer, Series A1	5.250	05/15/2020	11/15/2008	A	35,073
115,000	San Francisco, CA Bay Area Rapid Transit District[1]	5.000	07/01/2028	07/01/2010	A	115,496
55,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2017	05/01/2017		53,306
270,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2019	11/04/2018	B	261,984
70,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2021	05/01/2021		68,192
275,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2022	05/01/2022		265,953
130,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2023	11/23/2021	B	118,450
278,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2025	05/14/2024	B	265,821
230,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2028	05/14/2027	B	217,822
5,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2029	12/26/2026	B	4,728
30,000	San Francisco, CA City & County Airports Commission[1]	5.125	05/01/2021	05/01/2021		28,896
185,000	San Francisco, CA City & County Airports Commission[1]	5.250	01/01/2026	01/01/2026		177,054
25,000	San Francisco, CA City & County Airports Commission[1]	5.500	05/01/2016	05/01/2012	A	25,526
35,000	San Francisco, CA City & County Airports Commission[1]	5.500	05/01/2024	05/01/2010	A	35,130
10,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.000	01/01/2014	01/01/2009	A	10,036
260,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.125	01/01/2017	07/01/2009	A	259,901
F26 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity*
Amount		Coupon	Maturity	(Unaudited)		Value

California Continued
$40,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250%	01/01/2021	01/01/2021		$39,036
50,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2027	01/01/2027		47,507
25,000	San Francisco, CA City & County COP (2789 25th Street Property)[1]	5.000	09/01/2013	09/01/2008	A	25,046
20,000	San Francisco, CA City & County COP (77th Street Property)[1]	5.300	09/01/2022	09/01/2008	A	20,434
90,000	San Francisco, CA City & County COP (San Bruno Jail)[1]	5.250	10/01/2026	10/01/2010	A	90,689
2,000,000	San Francisco, CA City & County COP (San Bruno Jail)[1]	5.250	10/01/2033	10/01/2010	A	2,006,340
50,000	San Francisco, CA City & County Financing Corp. (Comb Emergency Communications)[1]	5.000	04/01/2015	04/01/2009	A	50,092
70,000	San Francisco, CA City & County Financing Corp. (Comb Emergency Communications)[1]	5.300	04/01/2011	10/01/2008	A	70,150
45,000	San Francisco, CA City & County Improvement Bond Act 1915	6.850	09/02/2026	09/02/2008	A	46,363
25,000	San Francisco, CA City & County Parking Authority (Parking Meter)[1]	5.000	06/01/2018	06/01/2009	A	25,292
115,000	San Francisco, CA City & County Redevel. Agency[1]	6.750	07/01/2025	01/01/2009	A	117,151
90,000	San Francisco, CA City & County Redevel. Agency (South Beach)[1]	5.700	03/01/2029	09/01/2008	A	90,041
25,000	San Joaquin County, CA Community Facilities District Special Tax (Delta Farms)	6.125	09/01/2024	09/01/2024		25,215
775,000	San Joaquin Hills, CA Transportation Corridor Agency[1]	5.375	01/15/2029	01/15/2029		709,389
20,000	San Jose, CA Improvement Bond Act 1915	5.600	09/02/2016	09/02/2016		19,931
25,000	San Jose, CA Improvement Bond Act 1915	5.700	09/02/2018	09/02/2018		24,688
95,000	San Jose, CA Improvement Bond Act 1915	5.750	09/02/2019	09/02/2019		93,733
60,000	San Jose, CA Improvement Bond Act 1915	5.750	09/02/2020	09/02/2020		59,405
280,000	San Jose, CA Multifamily Hsg. (Almaden Senior Hsg. Partners)[1]	5.350	07/15/2034	07/03/2020	C	278,362
30,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)	6.100	01/01/2031	10/11/2012	C	29,541
275,000	San Jose, CA Multifamily Hsg. (Sixth & Martha Family Apartments)[1]	5.875	03/01/2033	10/06/2025	B	269,902
10,000	San Jose, CA Redevel. Agency	5.500	08/01/2016	08/01/2008	A	10,123
45,000	San Jose, CA Redevel. Agency[1]	5.750	08/01/2017	08/01/2009	A	45,352
20,000	San Jose, CA Unified School District COP[1]	5.000	06/01/2016	12/01/2008	A	20,037
35,000	San Jose, CA Unified School District COP[1]	5.125	06/01/2022	12/01/2008	A	35,055
F27 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity*
Amount		Coupon	Maturity	(Unaudited)		Value

California Continued
$190,000	San Leandro, CA Community Facilities District No.1 Special Tax	6.400%	09/01/2019	09/01/2008	A	$191,974
200,000	San Marcos, CA Public Facilities Authority	5.800	09/01/2018	09/01/2008	A	201,292
35,000	San Marcos, CA Redevel. Agency Tax Allocation (Affordable Hsg.)[1]	5.650	10/01/2028	10/01/2009	A	35,044
1,045,000	San Marcos, CA Special Tax	5.900	09/01/2028	05/02/2026	B	1,007,464
20,000	San Mateo, CA Sewer[1]	5.000	08/01/2028	08/01/2008	A	20,002
25,000	San Rafael, CA Joint Powers Financing Authority	6.000	09/02/2011	09/02/2008	A	25,032
80,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)	5.700	08/01/2021	02/01/2013	A	80,903
25,000	Santa Clara, CA Unified School District[1]	5.000	08/01/2022	08/01/2008	A	25,207
50,000	Santa Cruz County, CA Hsg. Authority (Northgate Apartments)[1]	5.350	07/20/2022	07/20/2011	A	49,902
5,000	Santa Margarita, CA Water District Special Tax Facilities District No. 99-1	6.200	09/01/2020	09/01/2009	A	5,336
20,000	Santa Margarita, CA Water District Special Tax Facilities District No. 99-1	6.200	09/01/2020	09/01/2009	A	20,344
15,000	Santa Margarita, CA Water District Special Tax Facilities District No. 99-1	6.250	09/01/2029	09/01/2009	A	16,015
45,000	Santa Margarita, CA Water District Special Tax Facilities District No. 99-1	6.250	09/01/2029	09/01/2011	A	45,416
25,000	Santa Maria, CA COP	5.500	08/01/2021	08/01/2008	A	25,005
30,000	Santa Nella County, CA Water District	6.250	09/02/2028	08/04/2010	C	29,811
175,000	Santa Rosa, CA Improvement Bond Act 1915 (Fountaingrove Parkway)	5.700	09/02/2019	05/01/2017	B	171,211
20,000	Santa Rosa, CA Improvement Bond Act 1915 (Nielson Ranch)	6.700	09/02/2022	09/02/2008	A	20,408
40,000	Santa Rosa, CA Improvement Bond Act 1915 (Skyhawk)	5.750	09/02/2020	11/22/2017	B	39,096
50,000	Santaluz, CA Special Tax Community Facilities District No. 2	5.500	09/01/2030	04/26/2028	B	46,989
950,000	Santaluz, CA Special Tax Community Facilities District No. 2	6.375	09/01/2030	09/01/2008	A	950,162
115,000	Scotts Valley, CA Special Tax[1]	5.200	09/01/2028	09/01/2008	A	115,021
15,000	Sequoia, CA Hospital District	5.375	08/15/2023	08/15/2008	A	15,420
110,000	Shafter, CA Community Devel. Agency Tax Allocation	5.000	11/01/2013	11/01/2013		110,520
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.250	11/01/2017	11/01/2017		97,175
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.300	11/01/2018	11/01/2018		96,504
F28 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity*
Amount		Coupon	Maturity	(Unaudited)		Value

California Continued
$100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.350%	11/01/2019	11/01/2019		$96,031
100,000	Shafter, CA Community Devel. Agency Tax Allocation	5.375	11/01/2020	11/01/2020		95,583
75,000	Solana Beach, CA Community Facilities District	5.200	09/01/2009	09/01/2009		76,479
80,000	Solana Beach, CA Community Facilities District	5.300	09/01/2010	09/01/2010		81,583
1,000,000	Southern CA Public Power Authority[1]	5.000	07/01/2015	01/01/2009	A	1,001,830
20,000	Southern CA Public Power Authority[1]	5.500	07/01/2020	01/01/2009	A	20,022
30,000	Southern CA Public Power Authority (Palo Verde)	5.000	07/01/2017	01/01/2009	A	30,062
2,125,000	Southern CA Tobacco Securitization Authority[1]	4.750	06/01/2025	10/14/2012	C	1,893,375
1,935,000	Southern CA Tobacco Securitization Authority (TASC)[1]	5.000	06/01/2037	11/25/2020	B	1,437,163
25,000	Stockton, CA Community Facilities District	5.550	08/01/2014	08/01/2008	A	25,103
25,000	Stockton, CA Community Facilities District	6.750	08/01/2010	08/01/2008	A	25,364
20,000	Stockton, CA COP[1]	5.200	09/01/2029	09/01/2010	A	20,117
30,000	Stockton, CA Improvement Bond Act 1915	5.800	09/02/2020	04/19/2017	B	29,831
50,000	Stockton, CA Improvement Bond Act 1915 (Weber/Sperry)	5.650	09/02/2013	09/02/2013		50,052
50,000	Susanville, CA COP[7]	5.750	05/01/2011	11/01/2008	A	50,552
85,000	Susanville, CA COP[7]	6.000	05/01/2011	11/01/2008	A	85,955
60,000	Susanville, CA Public Financing Authority[1]	5.500	09/01/2027	09/01/2014	A	61,658
45,000	Sweetwater, CA Authority[1]	5.250	04/01/2010	10/23/2008	B	46,216
15,000	Tejon Ranch, CA Public Facilities Finance Authority	7.200	09/01/2030	09/01/2008	A	15,462
740,000	Tejon Ranch, CA Public Facilities Finance Authority Special Tax (Community Facilities District No. 1)	7.200	09/01/2030	09/01/2008	A	762,570
30,000	Temecula Valley, CA Unified School District Community Facilities District No. 02-1	6.125	09/01/2033	10/14/2031	B	30,056
830,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	4.350	09/01/2009	09/01/2009		797,497
865,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	4.500	09/01/2010	09/01/2010		804,078
905,000	Temecula, CA Public Financing Authority Community Facilities District (Roripaugh)	4.650	09/01/2011	09/01/2011		816,790
20,000	Torrance, CA Redevel. Agency (Downtown Redevel.)[1]	5.550	09/01/2018	09/01/2010	A	20,096
835,000	Tracy, CA Area Public Facilities Financing Agency[1]	5.875	10/01/2013	10/01/2008	A	896,940
50,000	Tracy, CA Community Facilities District	5.400	09/01/2015	09/01/2012	A	50,205
50,000	Tracy, CA Community Facilities District	6.100	09/01/2015	09/02/2011	A	51,429
10,000	Tracy, CA Community Facilities District	6.500	09/01/2020	09/02/2011	A	10,193
F29 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity*
Amount		Coupon	Maturity	(Unaudited)		Value

California Continued
$25,000	Tracy, CA Community Facilities District (205 Parcel Glen)	6.250%	09/01/2032	05/07/2030	B	$24,738
100,000	Tracy, CA Community Facilities District (South Mac Arthur Area)	6.000	09/01/2027	05/31/2025	B	96,207
30,000	Tracy, CA Community Facilities District (South Mac Arthur Area)	6.300	09/01/2017	09/02/2011	A	30,471
35,000	Tracy, CA Improvement Bond Act 1915	5.700	09/02/2023	08/16/2019	B	33,901
75,000	Tracy, CA Operating Partnership Joint Powers Authority	6.100	09/02/2021	09/02/2008	A	75,516
30,000	Truckee-Donner, CA Public Utility District Special Tax	5.800	09/01/2035	05/25/2033	B	27,642
75,000	Truckee-Donner, CA Public Utility District Special Tax	6.000	09/01/2028	06/06/2026	B	71,998
20,000	Truckee-Donner, CA Public Utility District Special Tax	6.100	09/01/2033	10/31/2031	B	19,315
30,000	Tulare County, CA COP[1]	5.700	02/15/2009	08/15/2008	A	30,088
25,000	Turlock, CA Irrigation District, Series A1	5.000	01/01/2026	01/01/2010	A	25,077
210,000	Upland, CA Community Facilities District Special Tax	5.900	09/01/2024	09/01/2013	A	210,764
185,000	Upland, CA COP (San Antonio Community Hospital)[1]	5.000	01/01/2018	01/01/2009	A	184,994
40,000	Vacaville, CA COP[1]	5.500	08/15/2021	08/15/2008	A	40,056
35,000	Vacaville, CA COP[1]	5.500	08/15/2027	08/15/2008	A	35,049
20,000	Vacaville, CA Improvement Bond Act 1915 (East Monte Vista Avenue)	5.850	09/02/2016	03/02/2013	A	20,211
10,000	Vacaville, CA Improvement Bond Act 1915 (Green Tree Reassessment District)	6.300	09/02/2013	09/02/2008	A	10,212
195,000	Vacaville, CA Public Financing Authority[1]	5.400	09/01/2022	09/01/2008	A	195,737
145,000	Vacaville, CA Redevel. Agency (Vacaville Community Hsg.)[1]	6.000	11/01/2024	11/01/2010	A	148,110
275,000	Val Verde, CA Unified School District	6.125	09/01/2034	06/24/2031	B	266,126
30,000	Vallejo, CA Public Financing Authority, Series A	7.500	09/01/2020	09/01/2008	A	30,028
40,000	Vallejo, CA Quadrant Improvement District No. 001	6.000	09/01/2017	09/01/2015	A	40,238
30,000	Vallejo, CA Quadrant Improvement District No. 001	6.000	09/01/2026	05/02/2024	B	28,584
40,000	Vallejo, CA Quadrant Improvement District No. 001	6.125	09/01/2034	06/24/2031	B	38,173
50,000	Vallejo, CA Unified School District[1]	5.375	08/01/2020	08/01/2008	A	50,117
25,000	Vallejo, CA Unified School District[1]	5.400	08/01/2024	08/01/2008	A	25,049
25,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)	5.500	09/01/2019	09/01/2019		24,322
F30 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

				Effective
Principal				Maturity*
Amount		Coupon	Maturity	(Unaudited)		Value

California Continued
$10,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)	6.000%	09/01/2025	09/01/2025		$9,941
20,000	Valley Center-Pauma, CA Unified School District (Woods Valley Ranch)	6.000	09/01/2028	09/16/2027	B	19,199
1,825,000	Ventura County, CA Area Hsg. Authority (Mira Vista Senior Apartments)[1]	5.000	12/01/2022	10/04/2016	C	1,738,659
100,000	Ventura, CA Port District COP	6.375	08/01/2028	08/01/2010	A	100,148
145,000	Victor, CA Elementary School District	5.600	09/01/2034	04/06/2033	B	130,084
60,000	Vista, CA Joint Powers Financing Authority[1]	6.100	10/01/2021	10/01/2008	A	60,132
5,000	Vista, CA Joint Powers Financing Authority[1]	6.250	12/01/2019	12/01/2008	A	5,013
20,000	Wasco, CA Improvement Bond Act 1915	8.750	09/02/2010	09/02/2008	A	20,658
25,000	Wasco, CA Improvement Bond Act 1915	8.750	09/02/2013	09/02/2008	A	25,825
25,000	West Contra Costa, CA Unified School District[1]	5.000	08/01/2023	08/01/2010	A	25,184
100,000	West Covina, CA Redevel. Agency Tax Allocation (Executive Lodge Apartments)[1]	5.100	09/01/2014	09/01/2008	A	100,019
20,000	West Patterson, CA Financing Authority Special Tax	5.850	09/01/2028	10/29/2026	B	18,862
10,000	West Patterson, CA Financing Authority Special Tax	6.000	09/01/2019	09/01/2015	A	10,106
15,000	West Patterson, CA Financing Authority Special Tax	6.000	09/01/2039	05/18/2035	B	14,132
105,000	West Patterson, CA Financing Authority Special Tax	6.600	09/01/2033	09/01/2008	A	105,040
25,000	West Patterson, CA Financing Authority Special Tax	6.700	09/01/2032	09/01/2008	A	25,013
10,000	West Patterson, CA Financing Authority Special Tax	6.750	09/01/2035	09/01/2008	A	10,005
120,000	West Patterson, CA Financing Authority Special Tax	6.750	09/01/2036	09/01/2008	A	120,062
10,000	West Patterson, CA Financing Authority Special Tax Community Facilities District	5.600	09/01/2019	09/01/2019		9,816
60,000	West Sacramento, CA Financing Authority Special Tax	6.100	09/01/2029	02/15/2026	B	58,640
5,000	West Sacramento, CA Improvement Bond Act 1915	8.500	09/02/2017	09/02/2008	A	5,156
250,000	West Sacramento, CA Special Tax Community Facilities District No. 12[1]	5.750	09/01/2029	03/01/2009	A	252,920
50,000	West Sacramento, CA Special Tax Community Facilities District No. 14	6.125	09/01/2021	03/01/2011	A	50,239
10,000	West Sacramento, CA Special Tax Community Facilities District No. 17	5.875	09/01/2033	08/17/2029	B	9,354
50,000	West Sacramento, CA Special Tax Community Facilities District No. 8 (Southport)	6.500	09/01/2031	03/01/2011	A	50,266
F31 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Continued

				Effective
Principal				Maturity*
Amount		Coupon	Maturity	(Unaudited)		Value

California Continued
$25,000	Western CA Municipal Water Districts	7.125%	09/02/2014	09/02/2008	A	$25,792
30,000	Yorba Linda, CA Redevel. Agency Tax Allocation[1]	5.250	09/01/2013	09/01/2008	A	30,060
70,000	Yorba Linda, CA Redevel. Agency Tax Allocation[1]	5.250	09/01/2023	09/01/2008	A	70,104
50,000	Yuba City, CA Unified School District COP[1]	4.900	02/01/2011	08/01/2008	A	50,084
30,000	Yuba City, CA Unified School District COP[1]	5.250	02/01/2022	08/01/2008	A	30,044
25,000	Yucaipa, CA Redevel. Agency (Eldorado Palms Mobile Home)	6.000	05/01/2030	07/06/2025	B	23,818
30,000	Yucaipa, CA Special Tax Community Facilities District No. 98-1	6.000	09/01/2028	09/15/2019	C	28,799

						296,450,414
U.S. Possessions—3.9%
600,000	Guam Government Waterworks Authority and Wastewater System	6.000	07/01/2025	11/19/2021	B	593,622
60,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375	05/15/2033	05/15/2014	B	55,406
360,000	Puerto Rico Commonwealth GO	5.250	07/01/2032	10/01/2031	B	355,637
335,000	Puerto Rico HFC (Homeowner Mtg.)[1]	5.200	12/01/2032	12/01/2008	A	337,037
590,000	Puerto Rico HFC, Series B1	5.300	12/01/2028	01/31/2021	B	566,553
110,000	Puerto Rico IMEPCF (American Home Products)	5.100	12/01/2018	12/01/2008	A	114,129
2,535,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	06/01/2010	A	2,578,425
520,000	Puerto Rico ITEMECF (University Plaza)[1]	5.625	07/01/2013	07/01/2010	A	530,748
1,500,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2023	08/01/2023		1,487,715
135,000	Puerto Rico Municipal Finance Agency, Series A1	5.500	07/01/2017	01/01/2009	A	136,314
75,000	Puerto Rico Port Authority, Series D1	6.000	07/01/2021	01/01/2009	A	75,279
1,150,000	Puerto Rico Port Authority, Series D1	7.000	07/01/2014	01/01/2009	A	1,155,681
250,000	V.I. Public Finance Authority, Series A1	5.250	10/01/2024	10/01/2024		242,303
160,000	V.I. Public Finance Authority, Series A1	5.500	10/01/2022	01/09/2021	B	159,830
2,500,000	V.I. Public Finance Authority, Series A	6.375	10/01/2019	10/01/2010	A	2,635,750
1,000,000	V.I. Water & Power Authority	5.000	07/01/2023	07/01/2023		978,327

						12,002,756

Total Investments, at Value (Cost $323,332,003)—100.2%						308,453,170
Liabilities in Excess of Other Assets—(0.2)						(736,098)

Net Assets—100.0%						$307,717,072

F32 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Footnotes to Statement of Investments
* Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.
A. Optional call date; corresponds to the most conservative yield calculation.
B. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.
C. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.
1. All or a portion of the security has been segregated for collateral to cover borrowings. See Note 6 of accompanying Notes.
2. Zero coupon bond reflects effective yield on the date of purchase.
3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
4. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See Note 1 of accompanying Notes.
5. Issue is in default. See Note 1 of accompanying Notes.
6. Represents the current interest rate for a variable or increasing rate security.
7. Illiquid security. The aggregate value of illiquid securities as of July 31, 2008 was $826,441, which represents 0.27% of the Fund’s net assets. See Note 5 of accompanying Notes.
To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
CDA	Communities Devel. Authority
COP	Certificates of Participation
CVHP	Citrus Valley Health Partners
CVMC	Citrus Valley Medical Center
FH	Foothill Hospital
GO	General Obligation
GP	General Purpose
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
IMEPCF	Industrial, Medical and Environmental Pollution Control Facilities
INFLOS	Inverse Floating Rate Securities
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
PARS	Periodic Auction Reset Securities
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands
See accompanying Notes to Financial Statements.
F33 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF ASSETS AND LIABILITIES July 31, 2008

Assets
Investments, at value (cost $323,332,003)—see accompanying statement of investments	$308,453,170

Cash	444,824

Receivables and other assets:
Interest	4,546,016
Investments sold	1,684,443
Shares of beneficial interest sold	400,803
Other	26,033

Total assets	315,555,289

Liabilities
Payables and other liabilities:
Payable for short-term floating rate notes issued (See Note 1)	5,160,000
Payable on borrowings (See Note 6)	1,300,000
Shares of beneficial interest redeemed	912,530
Dividends	278,599
Distribution and service plan fees	64,792
Shareholder communications	27,349
Trustees’ compensation	24,722
Investments purchased	10,216
Transfer and shareholder servicing agent fees	7,854
Interest expense on borrowings	7,684
Other	44,471

Total liabilities	7,838,217

Net Assets	$307,717,072

Composition of Net Assets
Par value of shares of beneficial interest	$92,126

Additional paid-in capital	322,854,301

Accumulated net investment income	427,605

Accumulated net realized loss on investments	(778,127)

Net unrealized depreciation on investments	(14,878,833)

Net Assets	$307,717,072

F34 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of $228,158,692 and 68,267,032 shares of beneficial interest outstanding)	$3.34
Maximum offering price per share (net asset value plus sales charge of 3.50% of offering price)	$3.46

Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $2,028,261 and 594,152 shares of beneficial interest outstanding)	$3.41

Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $77,530,119 and 23,265,205 shares of beneficial interest outstanding)	$3.33
See accompanying Notes to Financial Statements.
F35 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF OPERATIONS For the Year Ended July 31, 2008

Investment Income
Interest	$16,273,087

Other income	60

Total investment income	16,273,147

Expenses
Management fees	1,386,807

Distribution and service plan fees:
Class A	567,669
Class B	20,703
Class C	713,147

Transfer and shareholder servicing agent fees:
Class A	54,212
Class B	2,461
Class C	31,460

Shareholder communications:
Class A	49,387
Class B	1,202
Class C	21,513

Interest expense and fees on short-term floating rate notes issued (See Note 1)	447,691

Interest expense on borrowings	252,115

Custodian fees and expenses	41,577

Trustees’ compensation	11,955

Other	112,789

Total expenses	3,714,688
Less reduction to custodian expenses	(35,898)

Net expenses	3,678,790

Net Investment Income	12,594,357

Realized and Unrealized Loss
Net realized loss on investments	(579,392)

Net change in unrealized depreciation on investments	(17,182,405)

Net Decrease in Net Assets Resulting from Operations	$(5,167,440)

See accompanying Notes to Financial Statements.
F36 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENTS OF CHANGES IN NET ASSETS

Year Ended July 31,	2008	2007

Operations
Net investment income	$12,594,357	$9,572,724

Net realized gain (loss)	(579,392)	233,194

Net change in unrealized appreciation (depreciation)	(17,182,405)	891,554

Net increase (decrease) in net assets resulting from operations	(5,167,440)	10,697,472

Dividends and/or Distributions to Shareholders
Dividends from net investment income:
Class A	(9,692,459)	(7,492,067)
Class B	(67,103)	(71,582)
Class C	(2,491,188)	(1,830,315)

	(12,250,750)	(9,393,964)

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	33,320,429	45,500,859
Class B	11,952	(407,225)
Class C	22,596,910	7,070,729

	55,929,291	52,164,363

Net Assets
Total increase	38,511,101	53,467,871

Beginning of period	269,205,971	215,738,100

End of period (including accumulated net investment income of $427,605 and $83,998, respectively)	$307,717,072	$269,205,971

See accompanying Notes to Financial Statements.
F37 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

STATEMENT OF CASH FLOWS For the Year Ended July 31, 2008

Cash Flows from Operating Activities
Net decrease in net assets from operations	$(5,167,440)

Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Purchase of investment securities	(103,175,759)
Proceeds from disposition of investment securities	89,502,796
Short-term investment securities, net	(35,431,112)
Premium amortization	1,754,431
Discount accretion	(1,557,461)
Net realized loss on investments	579,392
Net change in unrealized depreciation on investments	17,182,405
Increase in interest receivable	(1,134,043)
Increase in receivable for securities sold	(559,953)
Increase in other assets	(20,517)
Decrease in payable for securities purchased	(231,738)
Increase in payable for accrued expenses	45,566

Net cash used in operating activities	(38,213,433)

Cash Flows from Financing Activities
Proceeds from bank borrowings	158,200,000
Payments on bank borrowings	(158,800,000)
Payments on short-term floating rate notes issued	(9,535,000)
Proceeds from shares sold	218,824,260
Payments on shares redeemed	(166,278,514)
Cash distributions paid	(4,153,149)

Net cash provided by financing activities	38,257,597

Net increase in cash	44,164

Cash, beginning balance	400,660

Cash, ending balance	$444,824

Supplemental disclosure of cash flow information:
Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $7,989,652.
Cash paid for interest on bank borrowings—$255,774.
Cash paid for interest on short-term floating rate notes issued—$447,691.
See accompanying Notes to Financial Statements.
F38 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS

Class A Year Ended July 31,	2008	2007	2006	2005	2004[1]

Per Share Operating Data
Net asset value, beginning of period	$3.55	$3.52	$3.56	$3.30	$3.35

Income (loss) from investment operations:
Net investment income	.15 [2]	.15 [2]	.15 [2]	.16 [2]	.07
Net realized and unrealized gain (loss)	(.22)	.02	(.03)	.25	(.06)

Total from investment operations	(.07)	.17	.12	.41	.01

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.14)	(.14)	(.16)	(.15)	(.06)

Net asset value, end of period	$3.34	$3.55	$3.52	$3.56	$3.30

Total Return, at Net Asset Value[3]	(1.85)%	4.99%	3.32%	12.78%	0.21%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$228,159	$208,041	$161,562	$44,554	$11,627

Average net assets (in thousands)	$229,325	$186,689	$105,009	$21,877	$8,381

Ratios to average net assets:[4]
Net investment income	4.36%	4.10%	4.19%	4.76%	4.99%
Expenses excluding interest and fees on short-term floating rate notes issued	0.89%	1.04%	1.42%	1.66%	1.92%
Interest and fees on short-term floating rate notes issued	0.15%[5]	0.24%[5]	—	—	—

Total expenses	1.04%	1.28%	1.42%	1.66%	1.92%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.03%	1.08%	0.80%	0.80%	0.76%

Portfolio turnover rate	41%	17%	33%	4%	2%

1.	For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.
See accompanying Notes to Financial Statements.
F39 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FINANCIAL HIGHLIGHTS Continued

Class B Year Ended July 31,	2008	2007	2006	2005	2004[1]

Per Share Operating Data
Net asset value, beginning of period	$3.62	$3.59	$3.63	$3.36	$3.35

Income (loss) from investment operations:
Net investment income	.12 [2]	.12 [2]	.13 [2]	.14 [2]	.05
Net realized and unrealized gain (loss)	(.22)	.02	(.04)	.26	—[3]

Total from investment operations	(.10)	.14	.09	.40	.05

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.11)	(.11)	(.13)	(.13)	(.04)

Net asset value, end of period	$3.41	$3.62	$3.59	$3.63	$3.36

Total Return, at Net Asset Value[4]	(2.69)%	4.05%	2.49%	12.03%	1.60%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$2,028	$2,136	$2,517	$1,295	$510

Average net assets (in thousands)	$2,068	$2,276	$1,980	$836	$297

Ratios to average net assets:[5]
Net investment income	3.46%	3.34%	3.49%	4.11%	3.96%
Expenses excluding interest and fees on short-term floating rate notes issued	1.77%	1.94%	2.30%	2.86%	2.86%
Interest and fees on short-term floating rate notes issued	0.15%[6]	0.24%[6]	—	—	—

Total expenses	1.92%	2.18%	2.30%	2.86%	2.86%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.91%	1.89%	1.55%	1.55%	1.55%

Portfolio turnover rate	41%	17%	33%	4%	2%

1.	For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Less than $0.005 per share.

4.	Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5.	Annualized for periods less than one full year.

6.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.
See accompanying Notes to Financial Statements.
F40 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Class C Year Ended July 31,	2008	2007	2006	2005	2004[1]

Per Share Operating Data
Net asset value, beginning of period	$3.54	$3.51	$3.56	$3.30	$3.35

Income (loss) from investment operations:
Net investment income	.12 [2]	.12 [2]	.12 [2]	.14 [2]	.05
Net realized and unrealized gain (loss)	(.21)	.03	(.04)	.25	(.06)

Total from investment operations	(.09)	.15	.08	.39	(.01)

Dividends and/or distributions to shareholders:
Dividends from net investment income	(.12)	(.12)	(.13)	(.13)	(.04)

Net asset value, end of period	$3.33	$3.54	$3.51	$3.56	$3.30

Total Return, at Net Asset Value[3]	(2.59)%	4.25%	2.30%	12.00%	(0.16)%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$77,530	$59,029	$51,659	$21,589	$4,079

Average net assets (in thousands)	$71,291	$55,357	$39,346	$9,836	$2,044

Ratios to average net assets:[4]
Net investment income	3.58%	3.34%	3.46%	3.98%	3.92%
Expenses excluding interest and fees on short-term floating rate notes issued	1.67%	1.84%	2.21%	2.55%	2.93%
Interest and fees on short-term floating rate notes issued	0.15%[5]	0.24%[5]	—	—	—

Total expenses	1.82%	2.08%	2.21%	2.55%	2.93%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.81%	1.86%	1.55%	1.55%	1.55%

Portfolio turnover rate	41%	17%	33%	4%	2%

1.	For the period from February 25, 2004 (commencement of operations) to July 31, 2004.

2.	Per share amounts calculated based on the average shares outstanding during the period.

3.	Assumes an investment at net asset value on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total return. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4.	Annualized for periods less than one full year.

5.	Interest and fee expense relates to the Fund’s liability for short-term floating rate notes issued in conjunction with inverse floating rate security transactions. See Note 1 of accompanying Notes.
See accompanying Notes to Financial Statements.
F41 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS
1. Significant Accounting Policies
Oppenheimer Limited Term California Municipal Fund (the “Fund”) is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund’s investment objective is to seek as high a level of income exempt from federal income tax and California individual income taxes as is consistent with its investment policies and prudent investment management. The Fund’s investment adviser is OppenheimerFunds, Inc. (the “Manager”).
     The Fund offers Class A, Class B and Class C shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B and C have separate distribution and/or service plans. Class B shares will automatically convert to Class A shares 72 months after the date of purchase.
     The following is a summary of significant accounting policies consistently followed by the Fund.
Securities Valuation. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund’s assets are valued. Securities whose principal exchange is NASDAQ® are valued based on the closing price reported by NASDAQ prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing “bid” and “asked” prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the “bid” and “asked” prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair
F42 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company’s net asset value per share. “Money market-type” debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.
Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund may expose up to 20% of its total assets to the effects of leverage from its investments in inverse floaters. The Fund’s exposure to the effects of leverage from its investments in inverse floaters amount to $5,232,029 as of July 31, 2008, which represents 1.66% of the Fund’s total assets.
     Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the “municipal bond”) to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the “sponsor”) creates a trust (the “Trust”) and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an “inverse floating rate security”) to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund’s repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but do not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust’s liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund’s Statement of Operations. At July 31, 2008, municipal bond holdings with a value of $6,961,038 shown on the Fund’s Statement of Investments are held by such Trusts and serve as collateral for the $5,160,000 in short-term floating rate notes issued and outstanding at that date.
F43 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
At July 31, 2008, the Fund’s residual exposure to these types of inverse floating rate securities were as follows:

Principal		Coupon	Maturity
Amount	Inverse Floater[1]	Rate[2]	Date	Value

$1,725,000	CA Austin Trust Various States Inverse Certificates	14.021%	2/1/42	$1,801,038

1.	For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on page F33 of the Statement of Investments.

2.	Represents the current interest rate for a variable rate bond known as an “inverse floater”.
Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of July 31, 2008, securities with an aggregate market value of $433,733, representing 0.14% of the Fund’s net assets, were in default.
Concentration Risk. There are certain risks arising from geographic concentration in any state. Certain economic, regulatory or political developments occurring in the state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.
The tax components of capital shown in the following table represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.
F44 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Net Unrealized
Depreciation
Based on Cost of
Securities and
Undistributed	Undistributed	Accumulated	Other Investments
Net Investment	Long-Term	Loss	for Federal Income
Income	Gain	Carryforward[1,2,3,4]	Tax Purposes

$801,326	$—	$797,773	$14,859,187

1.	As of July 31, 2008, the Fund had $247,106 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of July 31, 2008, details of the capital loss carryforwards were as follows:

Expiring

2013	$17,565
2014	1,553
2015	172,117
2016	55,871

Total	$247,106

2.	As of July 31, 2008, the Fund had $550,667 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2017.

3.	During the fiscal year ended July 31, 2008, the Fund did not utilize any capital loss carryforward.

4.	During the fiscal year ended July 31, 2007, the Fund did not utilize any capital loss carryforward.
The tax character of distributions paid during the years ended July 31, 2008 and July 31, 2007 was as follows:

	Year Ended	Year Ended
	July 31, 2008	July 31, 2007

Distributions paid from:
Exempt-interest dividends	$12,235,981	$9,387,112
Ordinary income	14,769	6,852

Total	$12,250,750	$9,393,964

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of July 31, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$318,195,796

Gross unrealized appreciation	$777,883
Gross unrealized depreciation	(15,637,070)

Net unrealized depreciation	$(14,859,187)

Trustees’ Compensation. The Fund has adopted an unfunded retirement plan (the “Plan”) for the Fund’s independent trustees. Benefits are based on years of service and
F45 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
1. Significant Accounting Policies Continued
fees paid to each trustee during their period of service. The Plan was frozen with respect to adding new participants effective December 31, 2006 (the “Freeze Date”) and existing Plan Participants as of the Freeze Date will continue to receive accrued benefits under the Plan. Active independent trustees as of the Freeze Date have each elected a distribution method with respect to their benefits under the Plan. During the year ended July 31, 2008, the Fund’s projected benefit obligations, payments to retired trustees and accumulated liability were as follows:

Projected Benefit Obligations Increased	$6,021
Payments Made to Retired Trustees	1,559
Accumulated Liability as of July 31, 2008	18,030
The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.
Investment Income. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.
Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the
F46 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Year Ended July 31, 2008		Year Ended July 31, 2007
	Shares	Amount	Shares	Amount

Class A
Sold	48,479,554	$167,086,390	27,342,239	$97,596,183
Dividends and/or distributions reinvested	1,875,204	6,422,486	1,424,806	5,091,404
Redeemed	(40,750,692)	(140,188,447)	(15,988,716)	(57,186,728)

Net increase	9,604,066	$33,320,429	12,778,329	$45,500,859

Class B
Sold	245,171	$861,459	100,220	$364,668
Dividends and/or distributions reinvested	14,350	50,271	12,889	46,976
Redeemed	(255,544)	(899,778)	(223,948)	(818,869)

Net increase (decrease)	3,977	$11,952	(110,839)	$(407,225)

Class C
Sold	13,224,730	$45,354,132	6,963,581	$24,823,382
Dividends and/or distributions reinvested	444,053	1,516,895	306,294	1,092,111
Redeemed	(7,087,050)	(24,274,117)	(5,283,912)	(18,844,764)

Net increase	6,581,733	$22,596,910	1,985,963	$7,070,729

F47 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended July 31, 2008, were as follows:

	Purchases	Sales

Investment securities	$103,175,759	$89,502,796
4. Fees and Other Transactions with Affiliates
Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $100 million	0.50%
Next $150 million	0.45
Next $1.75 billion	0.40
Over $2 billion	0.39
Transfer Agent Fees. OppenheimerFunds Services (“OFS”), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2008, the Fund paid $86,693 to OFS for services to the Fund.
Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.
Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
Distribution and Service Plans for Class B and Class C Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class B and Class C shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B or Class C plan is terminated by the Fund or by the
F48 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor’s aggregate uncompensated expenses under the Plans at June 30, 2008 for Class C shares was $860,985. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.
Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

		Class A	Class B	Class C
	Class A	Contingent	Contingent	Contingent
	Front-End	Deferred	Deferred	Deferred
	Sales Charges	Sales Charges	Sales Charges	Sales Charges
	Retained by	Retained by	Retained by	Retained by
Year Ended	Distributor	Distributor	Distributor	Distributor

July 31, 2008	$98,971	$36,574	$9,718	$23,392
Waivers and Reimbursements of Expenses. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
5. Illiquid Securities
As of July 31, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.
6. Borrowings
The Fund can borrow money from banks in amounts up to one third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund’s share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund’s yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations.
F49 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

NOTES TO FINANCIAL STATEMENTS Continued
6. Borrowings Continued
The Fund entered into a Revolving Credit and Security Agreement (the “Agreement”) with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $1.25 billion, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (2.7228% as of July 31, 2008). The Fund pays additional fees annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of an annual commitment fee on the amount of the unused portion of the total facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.
As of July 31, 2008, the Fund had borrowings outstanding at an interest rate of 2.7228%. Details of the borrowings for the year ended July 31, 2008 are as follows:

Average Daily Loan Balance	$6,349,727
Average Daily Interest Rate	4.092%
Fees Paid	$42,275
Interest Paid	$255,774
7. Recent Accounting Pronouncements
In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, Fair Value Measurements. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of July 31, 2008, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.
     In March 2008, the FASB issued SFAS No. 161, Disclosures about Derivative Instruments and Hedging Activities. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund’s financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund’s financial statements and related disclosures.
F50 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Trustees and Shareholders
of Oppenheimer Limited Term California Municipal Fund:
We have audited the accompanying statement of assets and liabilities of Oppenheimer Limited Term California Municipal Fund, including the statement of investments, as of July 31, 2008, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial statements for the period February 25, 2004 (commencement of operations) to July 31, 2005 were audited by another independent registered public accounting firm, whose report dated August 30, 2005 expressed an unqualified opinion thereon.
     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Limited Term California Municipal Fund as of July 31, 2008, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with U.S. generally accepted accounting principles.
KPMG LLP
Denver, Colorado
September 16, 2008
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F52 | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

FEDERAL INCOME TAX INFORMATION Unaudited
In early 2008, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2007. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
     None of the dividends paid by the Fund during the fiscal year ended July 31, 2008 are eligible for the corporate dividend-received deduction. 99.88% of the dividends were derived from interest on municipal bonds and are not subject to federal income taxes. To the extent a shareholder is subject to any state or local tax laws, some or all of the dividends received may be taxable.
     The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.
29  |  OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund’s website at www.oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.
     The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
30  | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited

Name, Position(s) Held with the Fund, Length of Service, Age	Principal Occupation(s) During the Past 5 Years; Other Trusteeships/Directorships Held; Number of Portfolios in the Fund Complex Currently Overseen

INDEPENDENT TRUSTEES	The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

Brian F. Wruble, Chairman of the Board of Trustees (since 2007), Trustee (since 2005) Age: 65	General Partner of Odyssey Partners, L.P. (hedge fund) (September 1995-December 2007); Director of Special Value Opportunities Fund, LLC (registered investment company) (affiliate of the Manager’s parent company) (since September 2004); Chairman (since August 2007) and Trustee (since August 1991) of the Board of Trustees of The Jackson Laboratory (non-profit); Treasurer and Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Member of Zurich Financial Investment Management Advisory Council (insurance) (2004-2007); Special Limited Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999-September 2004). Oversees 64 portfolios in the OppenheimerFunds complex.

David K. Downes, Trustee (since 2007) Age: 68	Independent Chairman GSK Employee Benefit Trust (since April 2006); Director of Correctnet (since January 2006); Trustee of Employee Trusts (since January 2006); President, Chief Executive Officer and Board Member of CRAFund Advisors, Inc. (investment management company) (since January 2004); Director of Internet Capital Group (information technology company) (since October 2003); Independent Chairman of the Board of Trustees of Quaker Investment Trust (registered investment company) (2004-2007); President of The Community Reinvestment Act Qualified Investment Fund (investment management company) (2004-2007); Chief Operating Officer and Chief Financial Officer of Lincoln National Investment Companies, Inc. (subsidiary of Lincoln National Corporation, a publicly traded company) and Delaware Investments U.S., Inc. (investment management subsidiary of Lincoln National Corporation) (1993-2003); President, Chief Executive Officer and Trustee of Delaware Investment Family of Funds (1993-2003); President and Board Member of Lincoln National Convertible Securities Funds, Inc. and the Lincoln National Income Funds, TDC (1993-2003); Chairman and Chief Executive Officer of Retirement Financial Services, Inc. (registered transfer agent and investment adviser and subsidiary of Delaware Investments U.S., Inc.) (1993-2003); President and Chief Executive Officer of Delaware Service Company, Inc. (1995-2003); Chief Administrative Officer, Chief Financial Officer, Vice Chairman and Director of Equitable Capital Management Corporation (investment subsidiary of Equitable Life Assurance Society) (1985-1992); Corporate Controller of Merrill Lynch & Company (financial services holding company) (1977-1985); held the following positions at the Colonial Penn Group, Inc. (insurance company): Corporate Budget Director (1974-1977), Assistant Treasurer (1972-1974) and Director of Corporate Taxes (1969-1972); held the following positions at Price Waterhouse & Company (financial services firm): Tax Manager (1967-1969), Tax Senior (1965-1967) and Staff Accountant (1963-1965); United States Marine Corps (1957-1959). Oversees 64 portfolios in the OppenheimerFunds complex.

Matthew P. Fink, Trustee (since 2005) Age: 67	Trustee of the Committee for Economic Development (policy research foundation) (since 2005); Director of ICI Education Foundation (education foundation) (October 1991-August 2006); President of the Investment Company Institute (trade association) (October 1991-June 2004); Director of ICI Mutual Insurance Company (insurance company) (October 1991-June 2004). Oversees 54 portfolios in the OppenheimerFunds complex.
31  | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Robert G. Galli, Trustee (since 2005) Age: 75	A director or trustee of other Oppenheimer funds. Oversees 64 portfolios in the OppenheimerFunds complex.

Phillip A. Griffiths, Trustee (since 2005) Age: 69	Fellow of the Carnegie Corporation (since 2007); Distinguished Presidential Fellow for International Affairs (since 2002) and Member (since 1979) of the National Academy of Sciences; Council on Foreign Relations (since 2002); Director of GSI Lumonics Inc. (precision technology products company) (since 2001); Senior Advisor of The Andrew W. Mellon Foundation (since 2001); Chair of Science Initiative Group (since 1999); Member of the American Philosophical Society (since 1996); Trustee of Woodward Academy (since 1983); Foreign Associate of Third World Academy of Sciences; Director of the Institute for Advanced Study (1991-2004); Director of Bankers Trust New York Corporation (1994-1999); Provost at Duke University (1983-1991). Oversees 54 portfolios in the OppenheimerFunds complex.

Mary F. Miller, Trustee (since 2005) Age: 65	Trustee of International House (not-for-profit) (since June 2007); Trustee of the American Symphony Orchestra (not-for-profit) (since October 1998); and Senior Vice President and General Auditor of American Express Company (financial services company) (July 1998-February 2003). Oversees 54 portfolios in the OppenheimerFunds complex.

Joel W. Motley, Trustee (since 2005) Age: 56	Managing Director of Public Capital Advisors, LLC (privately held financial advisor) (since January 2006); Managing Director of Carmona Motley, Inc. (privately-held financial advisor) (since January 2002); Director of Columbia Equity Financial Corp. (privately-held financial advisor) (2002-2007); Managing Director of Carmona Motley Hoffman Inc. (privately-held financial advisor) (January 1998-December 2001); Member of the Finance and Budget Committee of the Council on Foreign Relations, Member of the Investment Committee of the Episcopal Church of America, Member of the Investment Committee and Board of Human Rights Watch and Member of the Investment Committee of Historic Hudson Valley. Oversees 54 portfolios in the OppenheimerFunds complex.

Russell S. Reynolds, Jr., Trustee (since 2005) Age: 76	Chairman of RSR Partners (formerly “The Directorship Search Group, Inc.”) (corporate governance consulting and executive recruiting) (since 1993); Life Trustee of International House (non-profit educational organization); Former Trustee of The Historical Society of the Town of Greenwich; Former Director of Greenwich Hospital Association. Oversees 54 portfolios in the OppenheimerFunds complex.

Joseph M. Wikler, Trustee (since 2004) Age: 67	Director of C-TASC (bio-statistics services) (since 2007); Director of the following medical device companies: Medintec (since 1992) and Cathco (since 1996); Director of Lakes Environmental Association (environmental protection organization) (since 1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994); Director of Fortis/Hartford mutual funds (1994-December 2001). Oversees 54 portfolios in the OppenheimerFunds complex.

Peter I. Wold, Trustee (since 2004) Age: 60	President of Wold Oil Properties, Inc. (oil and gas exploration and production company) (since 1994); Vice President of American Talc Company, Inc. (talc mining and milling) (since 1999); Managing Member of Hole-in-the-Wall Ranch (cattle ranching) (since 1979); Vice President, Secretary and Treasurer of Wold Trona Company, Inc. (soda ash processing and production) (1996-2006); Director and Chairman of the Denver Branch of the Federal Reserve Bank of Kansas City (1993-1999); and Director of PacifiCorp. (electric utility) (1995-1999). Oversees 54 portfolios in the OppenheimerFunds complex.
32  |  OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

INTERESTED TRUSTEE AND OFFICER	The address of Mr. Murphy is Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a Trustee for an indefinite term, or until his resignation, retirement, death or removal and as an Officer for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an interested Trustee due to his positions with OppenheimerFunds, Inc. and its affiliates.

John V. Murphy, Trustee, President and Principal Executive Officer (since 2004) Age: 59	Chairman, Chief Executive Officer and Director of the Manager (since June 2001); President of the Manager (September 2000-February 2007); President and director or trustee of other Oppenheimer funds; President and Director of Oppenheimer Acquisition Corp. (“OAC”) (the Manager’s parent holding company) and of Oppenheimer Partnership Holdings, Inc. (holding company subsidiary of the Manager) (since July 2001); Director of OppenheimerFunds Distributor, Inc. (subsidiary of the Manager) (November 2001-December 2006); Chairman and Director of Shareholder Services, Inc. and of Shareholder Financial Services, Inc. (transfer agent subsidiaries of the Manager) (since July 2001); President and Director of OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc., Centennial Asset Management Corporation, Trinity Investment Management Corporation and Tremont Capital Management, Inc. (since November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc. (since July 2001); President (since November 2001) and Director (since July 2001) of Oppenheimer Real Asset Management, Inc.; Executive Vice President of Massachusetts Mutual Life Insurance Company (OAC’s parent company) (since February 1997); Director of DLB Acquisition Corporation (holding company parent of Babson Capital Management LLC) (since June 1995); Chairman (since October 2007) and Member of the Investment Company Institute’s Board of Governors (since October 2003). Oversees 103 portfolios in the OppenheimerFunds complex.

OTHER OFFICERS OF THE FUND	The addresses of the Officers in the chart below are as follows: for Mr. Zack and Ms. Bloomberg, Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008, for Messrs. Vandehey, Wixted, Petersen, Szilagyi and Ms. Ives, 6803 S. Tucson Way, Centennial, Colorado 80112-3924, for Messrs. Fielding, Loughran, Cottier and Willis, 350 Linden Oaks, Rochester, New York 14625. Each Officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

Ronald H. Fielding, Vice President and Senior Portfolio Manager (since 2004) Age: 59	Senior Vice President of the Manager (since January 1996). Chief Strategist, a Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Daniel G. Loughran, Vice President and Senior Portfolio Manager (since 2005) Age: 44	Senior Vice President of the Manager (since August 2007); Vice President of the Manager (April 2001-July 2007) and a Portfolio Manager with the Manager (since 1999). Team leader, a Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Scott S. Cottier, Vice President (since 2005) and Senior Portfolio Manager (since 2004) Age: 36	Vice President of the Manager (since September 2002). Portfolio Manager and trader at Victory Capital Management (from 1999 to 2002). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.
33  | OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

TRUSTEES AND OFFICERS Unaudited / Continued

Troy E. Willis, Vice President (since 2005) and Senior Portfolio Manager (since 2006) Age: 35	Assistant Vice President of the Manager (since July 2005). Portfolio Manager of the Fund (from May 2003 to December 2005). Corporate Attorney for Southern Resource Group (from 1999 to 2003). Senior Portfolio Manager, an officer and a trader for the Fund and other Oppenheimer funds.

Mark S. Vandehey, Vice President and Chief Compliance Officer (since 2004) Age: 58	Senior Vice President and Chief Compliance Officer of the Manager (since March 2004); Chief Compliance Officer of OppenheimerFunds Distributor, Inc., Centennial Asset Management and Shareholder Services, Inc. (since March 2004); Vice President of OppenheimerFunds Distributor, Inc., Centennial Asset Management Corporation and Shareholder Services, Inc. (since June 1983); Former Vice President and Director of Internal Audit of the Manager (1997- February 2004). An officer of 103 portfolios in the OppenheimerFunds complex.

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer (since 2004) Age: 48	Senior Vice President and Treasurer of the Manager (since March 1999); Treasurer of the following: HarbourView Asset Management Corporation, Shareholder Financial Services, Inc., Shareholder Services, Inc., Oppenheimer Real Asset Management, Inc. and Oppenheimer Partnership Holdings, Inc. (since March 1999), OFI Private Investments, Inc. (since March 2000), OppenheimerFunds International Ltd. and OppenheimerFunds plc (since May 2000), OFI Institutional Asset Management, Inc. (since November 2000), and OppenheimerFunds Legacy Program (charitable trust program established by the Manager) (since June 2003); Treasurer and Chief Financial Officer of OFI Trust Company (trust company subsidiary of the Manager) (since May 2000); Assistant Treasurer of the following: OAC (since March 1999), Centennial Asset Management Corporation (March 1999-October 2003) and OppenheimerFunds Legacy Program (April 2000-June 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

Brian S. Petersen, Assistant Treasurer (since 2004) Age: 38	Vice President of the Manager (since February 2007); Assistant Vice President of the Manager (August 2002-February 2007); Manager/Financial Product Accounting of the Manager (November 1998-July 2002). An officer of 103 portfolios in the OppenheimerFunds complex.

Brian C. Szilagyi, Assistant Treasurer (since 2005) Age: 38	Assistant Vice President of the Manager (since July 2004); Director of Financial Reporting and Compliance of First Data Corporation (April 2003-July 2004); Manager of Compliance of Berger Financial Group LLC (May 2001-March 2003). An officer of 103 portfolios in the OppenheimerFunds complex.

Robert G. Zack, Vice President and Secretary (since 2004) Age: 60	Executive Vice President (since January 2004) and General Counsel (since March 2002) of the Manager; General Counsel and Director of the Distributor (since December 2001); General Counsel of Centennial Asset Management Corporation (since December 2001); Senior Vice President and General Counsel of HarbourView Asset Management Corporation (since December 2001); Secretary and General Counsel of OAC (since November 2001); Assistant Secretary (since September 1997) and Director (since November 2001) of OppenheimerFunds International Ltd. and OppenheimerFunds plc; Vice President and Director of Oppenheimer Partnership Holdings, Inc. (since December 2002); Director of Oppenheimer Real Asset Management, Inc. (since November 2001); Senior Vice President, General Counsel and Director of Shareholder Financial Services, Inc. and Shareholder Services, Inc. (since December 2001); Senior Vice President, General Counsel and Director of OFI Private Investments, Inc. and OFI Trust Company (since November 2001); Vice President of OppenheimerFunds Legacy Program (since June 2003); Senior Vice President and General Counsel of OFI Institutional Asset Management, Inc. (since November 2001); Director of OppenheimerFunds (Asia) Limited (since December 2003); Senior Vice President (May 1985-December 2003). An officer of 103 portfolios in the OppenheimerFunds complex.
34  |  OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Lisa I. Bloomberg, Assistant Secretary (since 2004) Age: 40	Vice President (since May 2004) and Deputy General Counsel (since May 2008); of the Manager; Associate Counsel of the Manager (May 2004-May 2008); First Vice President (April 2001-April 2004), Associate General Counsel (December 2000-April 2004) of UBS Financial Services Inc. (formerly, PaineWebber Incorporated). An officer of 103 portfolios in the OppenheimerFunds complex.

Kathleen T. Ives, Assistant Secretary (since 2004) Age: 42	Vice President (since June 1998), Deputy General Counsel (since May 2008) and Assistant Secretary (since October 2003) of the Manager; Vice President (since 1999) and Assistant Secretary (since October 2003) of the Distributor; Assistant Secretary of Centennial Asset Management Corporation (since October 2003); Vice President and Assistant Secretary of Shareholder Services, Inc. (since 1999); Assistant Secretary of OppenheimerFunds Legacy Program and Shareholder Financial Services, Inc. (since December 2001); Senior Counsel of the Manager (October 2003-May 2008). An officer of 103 portfolios in the OppenheimerFunds complex.
The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and Officers and is available without charge upon request, by calling 1.800.525.7048.
35  |  OPPENHEIMER LIMITED TERM CALIFORNIA MUNICIPAL FUND

Item 2. Code of Ethics.
The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.
Item 3.  Audit Committee Financial Expert.
The Board of Trustees of the registrant has determined that David Downes, a member of the Board’s Audit Committee, is an audit committee financial expert and that Mr. Downes is “independent” for purposes of this Item 3.
Item 4.  Principal Accountant Fees and Services.
(a)	Audit Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $39,900 in fiscal 2008 and $33,000 in fiscal 2007.
(b)	Audit-Related Fees
The principal accountant for the audit of the registrant’s annual financial statements billed $1,342 in fiscal 2008 and no such fees in fiscal 2007.
The principal accountant for the audit of the registrant’s annual financial statements billed $250,000 in fiscal 2008 and $352,190 in fiscal 2007 to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
Such services include: internal control reviews and professional services relating to FAS 123R.
(c)	Tax Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees to the registrant during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(d)	All Other Fees
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years.
The principal accountant for the audit of the registrant’s annual financial statements billed no such fees during the last two fiscal years to the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.
(e)	(1) During its regularly scheduled periodic meetings, the registrant’s audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.
Under applicable laws, pre-approval of non-audit services maybe waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.
(2) 100%
(f)	Not applicable as less than 50%.
(g)	The principal accountant for the audit of the registrant’s annual financial statements billed $251,342 in fiscal 2008 and $352,190 in fiscal 2007 to the registrant and the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.
(h)	The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence. No such services were rendered.
Item 5.  Audit Committee of Listed Registrants
Not applicable.
Item 6.  Schedule of Investments.
Not applicable.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.  Submission of Matters to a Vote of Security Holders.
The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards
1.	The Fund’s Governance Committee (the “Committee”) will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds’ investment manager and its affiliates in making the selection.
2.	The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual’s background, skills, and experience; whether the individual is an “interested person” as defined in the Investment Company Act of 1940; and whether the individual would be deemed an “audit committee financial expert” within the meaning of applicable SEC rules. The Committee also considers whether the individual’s background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.
3.	The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the

Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:
•	the name, address, and business, educational, and/or other pertinent background of the person being recommended;

•	a statement concerning whether the person is an “interested person” as defined in the Investment Company Act of 1940;

•	any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

•	the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.
The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.
4.	Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds’ investment adviser) would be deemed an “interested person” under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds’ outside legal counsel may cause a person to be deemed an “interested person.”
5.	Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.
Item 11.  Controls and Procedures.
Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 07/31/2008, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.  Exhibits.
(a)	(1) Exhibit attached hereto.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Oppenheimer Limited Term California Municipal Fund

By:	/s/ John V. Murphy

John V. Murphy
Principal Executive Officer

Date:	09/12/2008
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John V. Murphy

John V. Murphy
Principal Executive Officer

Date:	09/12/2008

By:	/s/ Brian W. Wixted

Brian W. Wixted
Principal Financial Officer

Date:	09/12/2008